     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 1, 1999

                                                               FILE NO. 811-8572

                                                               FILE NO. 33-80514
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            ------------------------

                                   FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933           / /
                        POST-EFFECTIVE AMENDMENT NO. 10       /X/
                                      AND
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940       / /
                                AMENDMENT NO. 11              /X/

                            ------------------------

                              BISHOP STREET FUNDS

               (Exact Name of Registrant as Specified in Charter)

                         C/O THE CT CORPORATION SYSTEM
                                2 Oliver Street
                          Boston, Massachusetts 02109
               (Address of Principal Executive Offices, Zip Code)
       Registrant's Telephone Number, including Area Code 1-888-462-5386

                                KEVIN P. ROBINS
                          c/o SEI Investments Company
                            Oaks, Pennsylvania 19456
                    (Name and Address of Agent for Service)

                                   COPIES TO:

                           Richard W. Grant, Esquire
                          John H. Grady, Jr., Esquire
                          Morgan, Lewis & Bockius LLP
                               1701 Market Street
                        Philadelphia, Pennsylvania 19103

                            ------------------------

    It is proposed that this filing become effective (check appropriate box)

   / /     immediately upon filing pursuant to paragraph (b)
   / /     on [date] pursuant to paragraph (b)
   /X/     60 days after filing pursuant to paragraph (a)
   / /     75 days after filing pursuant to paragraph (a)
   / /     on [date] pursuant to paragraph (a) of Rule 485.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                 BISHOP STREET FUNDS



                                      PROSPECTUS
                                    APRIL 30, 1999


                                     EQUITY FUND
                                HIGH GRADE INCOME FUND
                              HAWAII MUNICIPAL BOND FUND
                                  MONEY MARKET FUND
                              TREASURY MONEY MARKET FUND




                       INVESTMENT ADVISER:  FIRST HAWAIIAN BANK




       THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED ANY FUND SHARES
            OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE.
                   IT IS A CRIME FOR ANYONE TO TELL YOU OTHERWISE.

                             HOW TO READ THIS PROSPECTUS



The Bishop Street Funds is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the Funds that you should know about before investing. Please read this prospectus and keep it for future reference.


THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT THE FUNDS.

IF YOU WOULD LIKE MORE DETAILED INFORMATION ABOUT THE FUNDS, PLEASE SEE:

                                                                       PAGE
     EQUITY FUND                                                        XXX
     HIGH GRADE INCOME FUND                                             XXX
     HAWAII MUNICIPAL BOND FUND                                         XXX
     MONEY MARKET FUND                                                  XXX
     TREASURY MONEY MARKET FUND                                         XXX
     MORE INFORMATION ABOUT RISK                                        XXX
     EACH FUND'S OTHER INVESTMENTS                                      XXX
     INVESTMENT ADVISER AND INVESTMENT TEAM                             XXX
     THE BOARD OF TRUSTEES                                              XXX
     PURCHASING, SELLING AND EXCHANGING FUND SHARES                     XXX
     DIVIDENDS, DISTRIBUTIONS AND TAXES                                 XXX
     FINANCIAL HIGHLIGHTS                                               XXX
     HOW TO OBTAIN MORE INFORMATION ABOUT THE
      BISHOP STREET FUNDS                                           BACK COVER

INTRODUCTION

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.


Each Fund has its own investment goal and strategies for reaching that goal. The investment manager invests Fund assets in a way that they believe will help the Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. An investment manager's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job an investment manager does, you could lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.


The value of your investment in a Fund (other than a money market fund) is based on the market value of the securities a Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely a Fund diversifies its holdings.



        THE MONEY MARKET FUND AND TREASURY MONEY MARKET FUND TRY TO MAINTAIN
         A CONSTANT PRICE PER SHARE OF $1.00, BUT THERE IS NO GUARANTEE THAT
                         EITHER FUND WILL ACHIEVE THIS GOAL.

EQUITY FUND


Fund Summary

Investment Goal                          Long-term capital appreciation

Investment Focus                         Common stocks and other equity
                                         securities

Share Price Volatility                   High

Principal Investment Strategy            Investing in a diversified portfolio
                                         of U.S. equity securities

Investor Profile                         Investors seeking long-term capital
                                         appreciation, who are willing to
                                         accept the risk of share price
                                         volatility

INVESTMENT STRATEGY OF THE EQUITY FUND



The Equity Fund primarily invests in income producing common stocks and other equity securities that the Adviser believes have potential for capital appreciation. Such instruments include convertible securities. Generally, the Fund invests in securities of companies with market capitalizations in excess of $500 million. The Fund seeks to be diversified across issuers and major economic sectors.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

PRINCIPAL RISKS OF INVESTING IN THE EQUITY FUND


Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund's investment approach, with its emphasis on common stocks and other equity securities, is expected to provide returns consistent with the performance of the U.S. stock market, as generally measured by the U.S. stock market indices such as the S&P
500. Because the Adviser does not employ a specific "growth" or "value" discipline, the Fund can be expected to perform differently than funds that employ a specific investment style.

The Fund is also subject to the risk that its market segment, equity securities, may underperform other fixed income market segments or the fixed income security portion of the market as a whole.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Shares from year to year.

[BAR CHART TO BE INSERTED]

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDING DECEMBER 31, 1998 TO THOSE OF THE S&P 500 COMPOSITE INDEX AND THE LIPPER DOMESTIC EQUITY AVERAGE.

                                          1 Year   Since Inception
          ----------------------------------------------------------
           Equity Fund                     X.XX%        X.XX%*
           S&P 500 Composite Index         X.XX%        X.XX%**
           Lipper Domestic Equity Average  X.XX%        X.XX%**

*Since January 31, 1997
**Since [calc. date for index]


WHAT IS AN INDEX?


An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

FUND FEES AND EXPENSES


THIS TABLE DESCRIBES THE SHAREHOLDER FEES THAT YOU MAY PAY IF YOU PURCHASE OR SELL FUND SHARES. YOU WOULD PAY THESE FEES DIRECTLY FROM YOUR INVESTMENT IN THE FUND.

          Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)   None

          Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)              None

          Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other                  None
          Distributions (as a percentage of offering price)

          Redemption Fee (as a percentage of amount redeemed, if applicable)                     None

          Exchange Fee                                                                           None

          Maximum Account Fee                                                                    None

EVERY MUTUAL FUND HAS OPERATING EXPENSES TO PAY FOR SERVICES SUCH AS PROFESSIONAL ADVISORY, SHAREHOLDER, ADMINISTRATION AND CUSTODY SERVICES AND OTHER COSTS OF DOING BUSINESS. THIS TABLE DESCRIBES THE HIGHEST FEES AND EXPENSES THAT YOU MAY PAY INDIRECTLY IF YOU HOLD SHARES OF THE FUND.


ANNUAL FUND OPERATING EXPENSES

          Investment Advisory Fees                .XX%
          Service Fees                            .XX%
          Other Expenses                          .XX%
                                                  -----
         ----------------------------------------------------
          Total Annual Fund Operating Expenses    X.XX%

THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER IS WAIVING A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS
FOLLOWS:

               EQUITY FUND                        ____%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER AND INVESTMENT TEAM"

AND "DIVIDENDS, DISTRIBUTIONS AND TAXES."


EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

               1 Year    3 Years   5 Years   10 Years
              -----------------------------------------
               $XXX      $XXX      $XXX      $XXX

HIGH GRADE INCOME FUND

Fund Summary

Investment Goal                         High total return

Investment Focus                        Corporate and U.S. Government debt
                                        obligations

Share Price Volatility                  Medium

Principal Investment Strategy           Investing in high grade U.S. dollar
                                        denominated debt obligations of
                                        domestic and foreign corporations and
                                        governments

Investor Profile                        Conservative investors seeking income,
                                        who are willing to accept some degree
                                        of share price volatility

INVESTMENT STRATEGY OF THE HIGH GRADE INCOME FUND


The High Grade Income Fund primarily invests in high grade U.S. dollar-denominated debt obligations of domestic and foreign corporations and governments. High grade debt obligations are those rated in the two highest ratings categories by either S&P or other nationally recognized statistical rating organizations, and include mortgage-backed securities and variable and floating rate instruments. The Fund's dollar-weighted average maturity will be maintained at between five and twelve years.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.


PRINCIPAL RISKS OF INVESTING IN THE HIGH GRADE INCOME FUND


The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that its market segment, fixed income securities, may underperform other equity market segments or the equity security portion of the market as a whole.

The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities.

Although the Fund's U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

The Fund's investment approach, with its emphasis on high quality corporate and U.S. Government obligations of medium maturity, is expected to provide total return through income and some capital appreciation with moderate risk to principal and less sensitivity to changing interest rates than longer term or lower quality bond funds.


PERFORMANCE INFORMATION


The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Shares from year to year.

[BAR CHART TO BE INSERTED]

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDING DECEMBER 31,1998 TO THOSE OF THE LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX AND THE LIPPER DOMESTIC TAXABLE FIXED INCOME AVERAGE.

                                        1 Year    Since Inception
         ----------------------------------------------------------
          High Grade Income Fund        X.XX%     X.XX%*
          Lehman Brothers
          Government/Corporate
          Bond Index                    X.XX%     X.XX%**
          Lipper Domestic Taxable
          Fixed Income Average          X.XX%     X.XX%**

*Since January 31, 1997
**Since [calc. date for index]

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.


FUND FEES AND EXPENSES


THIS TABLE DESCRIBES THE SHAREHOLDER FEES THAT YOU MAY PAY IF YOU PURCHASE OR SELL FUND SHARES. YOU WOULD PAY THESE FEES DIRECTLY FROM YOUR INVESTMENT IN THE FUND.

          Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)      None

          Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                 None

          Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions       None
          (as a percentage of offering price)

          Redemption Fee (as a percentage of amount redeemed, if applicable)                        None

          Exchange Fee                       None

          Maximum Account Fee                None

EVERY MUTUAL FUND HAS OPERATING EXPENSES TO PAY FOR SERVICES SUCH AS PROFESSIONAL ADVISORY, SHAREHOLDER, ADMINISTRATION AND CUSTODY SERVICES AND OTHER COSTS OF DOING BUSINESS. THIS TABLE DESCRIBES THE HIGHEST FEES AND EXPENSES THAT YOU MAY PAY INDIRECTLY IF YOU HOLD SHARES OF THE FUND.


ANNUAL FUND OPERATING EXPENSES

          Investment Advisory Fees                .XX%
          Service Fees                            .XX%
          Other Expenses                          .XX%
                                                  -----
         ----------------------------------------------------
          Total Annual Fund Operating Expenses    X.XX%

THE FUND'S TOTAL ACTUAL ANNUAL OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER IS WAIVING A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING

EXPENSES ARE AS FOLLOWS:

               HIGH GRADE INCOME FUND        ____%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER AND INVESTMENT TEAM" AND "DIVIDENDS, DISTRIBUTIONS AND TAXES."


EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.


The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                    1 Year    3 Years   5 Years   10 Years
                   ------------------------------------------
                    $XXX      $XXX      $XXX      $XXX

HAWAII MUNICIPAL BOND FUND



Fund Summary

Investment Goal                         High current income exempt from
                                        federal and Hawaii income taxes

Investment Focus                        Hawaii Municipal Bonds

Share Price Volatility                  Medium

Principal Investment Strategy           Investing in a focused portfolio of
                                        investment grade municipal bonds

Investor Profile                        Investors seeking tax-exempt current
                                        income who are willing to accept the
                                        risk of investing in a portfolio of
                                        municipal securities


INVESTMENT STRATEGY OF THE HAWAII MUNICIPAL BOND FUND

The Hawaii Municipal Bond Fund primarily invests in investment grade municipal bonds, the interest from which is exempt from federal and Hawaii state income taxes. While the Adviser attempts to maximize the portion of the Fund's assets invested in Hawaii issues, the Fund may also invest in the municipal bonds issued by other U.S. states, territories and possessions. There is no restriction upon the amount of the Fund's assets that may be invested in obligations that pay income subject to the federal alternative minimum tax. There are no limits on the average maturity of the Fund's portfolio. The Adviser will use its judgment to invest in securities with maturities that will provide a high level of current income in light of current market conditions.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

PRINCIPAL RISKS OF INVESTING IN THE HAWAII MUNICIPAL BOND FUND

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that its market segment, fixed income securities, may underperform other equity market segments or the equity security portion of the market as a whole.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

The Fund's concentration of investments in securities of issuers located in a single state subjects the Fund to economic conditions and government policies within that state.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political/regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

The Fund's investment approach, with its emphasis on investment grade municipal bonds, is expected to provide current tax-exempt income with moderate risk to principal. The Fund is not expected to perform as well as a comparable taxable bond fund, but may do as well or better on an after-tax basis.

PERFORMANCE INFORMATION


The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the Fund's performance from year to year.

[BAR CHART TO BE INSERTED]

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDING DECEMBER 31, 1998 TO THOSE OF THE LEHMAN BROTHERS MUNICIPAL BOND INDEX AND THE LIPPER HAWAIIAN MUNICIPAL DEBT FUNDS AVERAGE.


                              1 Year    3 Years   Since Inception
         ----------------------------------------------------------
          Hawaii Municipal
          Bond Fund           X.XX%     X.XX%     X.XX%*
          Lehman Brothers
          Municipal Bond
          Index               X.XX%     X.XX%     X.XX%**
          Lipper Hawaii
          Municipal Debt
          Funds Average       X.XX%     X/XX%     X.XX%**

*Since February 15, 1995
**Since [calc. date for index]


What is an Index?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.



FUND FEES AND EXPENSES


THIS TABLE DESCRIBES THE SHAREHOLDER FEES THAT YOU MAY PAY IF YOU PURCHASE OR SELL FUND SHARES. YOU WOULD PAY THESE FEES DIRECTLY FROM YOUR INVESTMENT IN THE FUND.


          Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)      None

          Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                 None

          Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions       None
          (as a percentage of offering price)

          Redemption Fee (as a percentage of amount redeemed, if applicable)                        None

          Exchange Fee                                                                              None

          Maximum Account Fee                                                                       None

EVERY MUTUAL FUND HAS OPERATING EXPENSES TO PAY FOR SERVICES SUCH AS PROFESSIONAL ADVISORY, SHAREHOLDER, ADMINISTRATION AND CUSTODY SERVICES AND OTHER COSTS OF DOING BUSINESS. THIS TABLE DESCRIBES THE HIGHEST FEES AND EXPENSES THAT YOU MAY PAY INDIRECTLY IF YOU HOLD SHARES OF THE FUND.

ANNUAL FUND OPERATING EXPENSES


          Investment Advisory Fees                .XX%
          Service Fees                            .XX%
          Other Expenses                          .XX%
         -------------------------------------------------
          Total Annual Fund Operating Expenses    X.XX%

THE FUND'S TOTAL ACTUAL ANNUAL OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER IS WAIVING A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER MAY DISCONTINUE ALL OR

PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

               HAWAII MUNICIPAL BOND FUND    ____%


FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER AND INVESTMENT TEAM" AND "DIVIDENDS, DISTRIBUTIONS AND TAXES."

EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.



The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                    1 YEAR    3 YEARS   5 YEARS   10 YEARS
                   ----------------------------------------
                    $XXX      $XXX      $XXX      $XXX

MONEY MARKET FUND


Fund Summary


Investment Goal                        Preserving principal and maintaining
                                       liquidity while providing current income

Investment Focus                       Short-term money market instruments

Share Price Volatility                 Very low

Principal Investment Strategy          Investing in high quality, U.S. dollar
                                       denominated short-term securities

Investor Profile                       Conservative investors seeking current
                                       income through a low risk liquid
                                       investment.


INVESTMENT STRATEGY OF THE MONEY MARKET FUND


The Money Market Fund invests only in short-term U.S. dollar denominated debt obligations rated in one of the two highest categories by nationally recognized rating organizations or securities that the adviser determines are of comparable quality. The Fund invests in commercial paper, certificates of deposit and other obligations of U.S. and foreign banks (including foreign branches of such banks) and U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government. The Fund may also enter into fully-collateralized repurchase agreements.

Using a top-down strategy setting and bottom-up security selection, the Adviser seeks securities with an acceptable maturity, that are marketable and liquid, that offer competitive yields, and that are issued by issuers that are on a sound financial footing. The Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict SEC rules about credit quality, maturity and diversification of its investments.

PRINCIPAL RISKS OF INVESTING IN THE MONEY MARKET FUND


An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

Although the Fund's U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

The Fund's investment approach, with its emphasis on high quality short-term money market instruments, is expected to provide current income with low risk to principal. The Fund can be expected to provide less current income than fixed income funds which invest in longer term securities, but with lower exposure to fluctuations in share price.


PERFORMANCE INFORMATION



The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Shares from year to year.

[BAR CHART TO BE INSERTED]


THIS TABLE COMPARES THE FUND'S RETURNS FOR THE PERIOD ENDING DECEMBER 31, 1998 TO THOSE OF THE IBC FIRST TIER INSTITUTIONAL-ONLY AVERAGE.


                                        1 Year    3 Years   Since Inception
         ---------------------------------------------------------------------
          Money Market Fund             X.XX%     X.XX%     X.XX%*
          IBC First Tier
          Institutional-Only
          Average                       X.XX%     X.XX%     X.XX%**

*Since January 30, 1995
**Since [calc. date for index]


WHAT IS AN AVERAGE?


An average measures the share prices and/or performance of a specific group of mutual funds with a particular investment objective. You cannot invest directly in an average. The IBC First Tier Institutional-Only Average is a composite of mutual funds with investment goals similar to the Fund's goals.

For information concerning the Fund's 7-Day Yield, please call 1-800-262-9565.


FUND FEES AND EXPENSES


THIS TABLE DESCRIBES THE SHAREHOLDER FEES THAT YOU MAY PAY IF YOU PURCHASE OR SELL FUND SHARES. YOU WOULD PAY THESE FEES DIRECTLY FROM YOUR INVESTMENT IN THE FUND.

          Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)      None

          Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                 None

          Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions       None
          (as a percentage of offering price)

          Redemption Fee (as a percentage of amount redeemed, if applicable)                        None

          Exchange Fee                                                                              None

          Maximum Account Fee                                                                       None

EVERY MUTUAL FUND HAS OPERATING EXPENSES TO PAY FOR SERVICES SUCH AS PROFESSIONAL ADVISORY, SHAREHOLDER, ADMINISTRATION AND CUSTODY SERVICES AND OTHER COSTS OF DOING BUSINESS. THIS TABLE DESCRIBES THE HIGHEST FEES AND EXPENSES THAT YOU MAY PAY INDIRECTLY IF YOU HOLD SHARES OF THE FUND.


ANNUAL FUND OPERATING EXPENSES

          Investment Advisory Fees                .XX%
          Service Fees                            .XX%
          Other Expenses                          .XX%
         -------------------------------------------------
          Total Annual Fund Operating Expenses    X.XX%


THE FUND'S TOTAL ACTUAL ANNUAL OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS

THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER IS WAIVING A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

               MONEY MARKET FUND             ____%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER AND INVESTMENT TEAM" AND "DIVIDENDS, DISTRIBUTIONS AND TAXES."

EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                    1 Year    3 Years   5 Years   10 Years
                   -----------------------------------------
                    $XXX      $XXX      $XXX      $XXX

TREASURY MONEY MARKET FUND


Fund Summary


Investment Goal                      Preserving principal value and maintaining
                                     a high degree of liquidity while providing
                                     current income

Investment Focus                     Money market instruments issued or
                                     guaranteed by the U.S. Treasury

Share Price Volatility               Very low

Principal Investment Strategy        Investing in U.S. Treasury obligations
                                     and repurchase agreements

Investor Profile                     Conservative investors seeking current
                                     income through a low risk liquid investment


INVESTMENT STRATEGY OF THE TREASURY MONEY MARKET FUND


The Treasury Money Market Fund invests only in short-term debt obligations that are rated in the highest category by nationally recognized rating organizations or securities that the Adviser determines are of comparable quality. Using top-down strategy setting and bottom-up security selection, the Adviser seeks securities with an acceptable maturity, that are marketable and liquid, and that offer competitive yields. The Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict SEC rules about credit quality, maturity and diversification of its investments.

The Fund invests exclusively in U.S. Treasury obligations. The Fund may also enter into fully-collateralized repurchase agreements.


PRINCIPAL RISKS OF INVESTING IN THE TREASURY MONEY MARKET FUND


An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.


Although the Fund's U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.


The Fund's investment approach with its emphasis on short-term U.S. Treasury obligations is expected to provide current income with low risk to principal and lower exposure to fluctuations in share price. The Fund can be expected to provide lower returns than fixed income funds which invest in longer term securities.


PERFORMANCE INFORMATION


The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Shares from year to year.

[BAR CHART TO BE INSERTED]


This table compares the Fund's average annual total returns for the period ending December 31, 1998 to those of the IBC/Donoghue U.S. Treasury & Repo Average.

                                                       1 Year       Since Inception
          --------------------------------------------------------------------------
          Treasury Money Market Fund                   X.XX%        X.XX%*
          IBC/Donoghue U.S. Treasury & Repo Average    X.XX%        X.XX%**

*Since May 1, 1996
**Since [calc. date for index]


WHAT IS AN AVERAGE?

An average measures the share prices and/or performance of a specific group of mutual funds with a particular investment objective. You cannot invest directly in an average. The IBC/Donoghue U.S. Treasury & Repo Average is a composite of mutual funds with investment goals similar to the Fund's goals.


For more information concerning the Fund's 7-Day Yield, please call 1-800-262-9565.

FUND FEES AND EXPENSES



THIS TABLE DESCRIBES THE SHAREHOLDER FEES THAT YOU MAY PAY IF YOU PURCHASE OR SELL FUND SHARES. YOU WOULD PAY THESE FEES DIRECTLY FROM YOUR INVESTMENT IN THE FUND.

           Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)     None

           Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                None

           Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions      None
           (as a percentage of offering price)

           Redemption Fee (as a percentage of amount redeemed, if applicable)                       None

           Exchange Fee                                                                             None

           Maximum Account Fee                                                                      None

EVERY MUTUAL FUND HAS OPERATING EXPENSES TO PAY FOR SERVICES SUCH AS PROFESSIONAL ADVISORY, SHAREHOLDER, ADMINISTRATION AND CUSTODY SERVICES AND OTHER COSTS OF DOING BUSINESS. THIS TABLE DESCRIBES THE HIGHEST FEES AND EXPENSES THAT YOU MAY PAY INDIRECTLY IF YOU HOLD SHARES OF THE FUND.

ANNUAL FUND OPERATING EXPENSES

           Investment Advisory Fees               .XX%
           Service Fees                           .XX%
           Other Expenses                         .XX%
           -------------------------------------------------------
           Total Annual Fund Operating Expenses   X.XX%

THE FUND'S TOTAL ACTUAL ANNUAL OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER IS WAIVING A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS
FOLLOWS:

           TREASURY MONEY MARKET FUND            ____%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER AND INVESTMENT TEAM" AND "DIVIDENDS, DISTRIBUTIONS AND TAXES."

EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

           1 Year    3 Years   5 Years   10 Years
           ----------------------------------------
           $XXX      $XXX      $XXX      $XXX

MORE INFORMATION ABOUT RISK

                                              All Funds
MANAGEMENT RISK - The risk that a strategy used by the fund's management may fail to produce the intended result.

                                              Equity Fund
EQUITY RISK - Equity securities include
public and privately issued equity
securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time.
The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause a fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

                                              High Grade Income Fund
FIXED INCOME RISK - The market value of
fixed income investments changes in           Hawaii Municipal Bond
response to interest rate changes and other
factors.  During periods of falling           Money Market Fund
interest rates, the values of outstanding
fixed income securities generally rise.       Treasury Money Market Fund
Moreover, while securities with longer
maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. In addition to these fundamental risks, different types of fixed income securities may be subject to the following additional risks:

CALL RISK - During periods of falling
interest rates, certain debt obligations with high interest rates may be prepaid (or
"called") by the issuer prior to maturity.
This may cause a Fund's average weighted maturity to fluctuate, and may require a Fund to invest the resulting proceeds at lower interest rates.

                                              High Grade Income Fund
      CREDIT RISK - The possibility that an
      issuer will be unable to make timely    Hawaii Municipal Bond Fund
      payments of either principal or
      interest.  Since the Fund purchases     Money Market Fund
      securities backed by credit
      enhancements from banks and other
      financial institutions, changes in the
      credit ratings of these institutions
      could cause the Fund to lose money and
      may affect the Fund's share price.


                                               High Grade Income Fund
      EVENT RISK - Securities may suffer
      declines in credit quality and market    Hawaiian Municipal Bond Fund
      value due to issuer restructurings or
      other factors.  This risk should be      Money Market Fund
      reduced because of the Fund's multiple
      holdings.


                                               Hawaii Municipal Bond Fund
      MUNICIPAL ISSUER RISK - There may be
      economic or political changes that       Money Market Fund
      impact the ability of municipal issuers
      to repay principal and to make interest
      payments on municipal securities.
      Changes to the financial condition or
      credit rating of municipal issuers may
      also adversely affect the value of the
      Fund's municipal securities.
      Constitutional or legislative limits on
      borrowing by municipal issuers may
      result in reduced supplies of municipal
      securities.  Moreover, certain
      municipal securities are backed only by
      a municipal issuer's ability to levy
      and collect taxes.

                                                High Grade Income Fund
      MORTGAGE-BACKED SECURITIES - Mortgage-
      backed securities are fixed income
      securities representing an interest in
      a pool of underlying mortgage loans.
      They are sensitive to changes in
      interest rates, but may respond to
      these changes differently from other
      fixed income securities due to the
      possibility of prepayment of the
      underlying mortgage loans.  As a
      result, it may not be possible to
      determine in advance the actual
      maturity date or average life of a
      mortgage-backed security.  Rising
      interest rates tend to discourage
      refinancings, with the result that the
      average life and volatility of the
      security will increase, exacerbating
      its decrease in market price.  When
      interest rates fall, however, mortgage-
      backed securities may not gain as much
      in market value because of the
      expectation of additional mortgage
      prepayments that must be reinvested at
      lower interest rates.  Prepayment risk
      may make it difficult to calculate the
      average maturity of a portfolio of
      mortgage-backed securities and,
      therefore, to assess the volatility
      risk of that portfolio.

                                                Hawaii Municipal Bond Fund
      REGIONAL RISK - To the extent that a
      Fund's investments are concentrated in a specific geographic region, a Fund may be subject to the political and other developments affecting that region.
      Regional economies are often closely
      interrelated, and political and economic developments affecting one region, country or state often affect other regions, countries or states, thus subjecting a Fund to additional risks.

                                                    All Funds
YEAR 2000 RISK - The Funds depends on the smooth functioning of computer systems in almost every aspect of their business. Like other mutual funds, businesses and individuals around the world, the Funds could be adversely affected if the computer systems used by its service providers do not properly process dates on and after January 1, 2000, and distinguish between the year 2000 and the year 1900. The Funds have asked their service providers whether they expect to have their computer systems adjusted for the year
2000 transition, and are seeking assurances from each service provider that they are devoting significant resources to prevent material adverse consequences to the Funds.
While it is likely that such assurances will be obtained, the Funds and their shareholders may experience losses if these assurances prove to be incorrect or as a result of year
2000 computer difficulties experienced by issuers of portfolio securities or third parties, such as custodians, banks, broker-dealers or others with which the Funds do business.



THE FUND'S OTHER INVESTMENTS


In addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in our Statement of Additional Information. Of course, the Fund cannot guarantee that any Fund will achieve its investment goal.

The investments and strategies described in this prospectus are those that we use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in taxable money market instruments, repurchase agreements and short-term obligations. When a Fund is investing for temporary defensive purposes, it is not pursuing its investment goal.

INVESTMENT ADVISER AND INVESTMENT TEAM

INVESTMENT ADVISER


The Investment Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers its Fund's respective investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.


First Hawaiian Bank, serves as the Adviser to the Equity Fund, High Grade Income Fund, Hawaii Municipal Bond Fund, Money Market Fund and Treasury Money Market Fund. As of December 31, 1998, First Hawaiian Bank had approximately $__ billion in assets under management. For the fiscal year ended December 31, 1998, First Hawaiian Bank received advisory fees based on the following annual rates.

      EQUITY FUND                        0.63%
      HIGH GRADE INCOME FUND             0.36%
      HAWAII MUNICIPAL BOND FUND         0.05%
      MONEY MARKET FUND                  0.14%
      TREASURY MONEY MARKET FUND         0.06%

INVESTMENT SUB-ADVISER

The Sub-Adviser selects, buys and sells securities for the Money Market Fund and Treasury Money Market Fund under the supervision of the Adviser and the Board of Trustees

Wellington Management Company, LLP serves as the investment sub-adviser to the Money Market and Treasury Money Market Funds. As of December 31, 1998, Wellington Management Company, LLP had approximately $ 211 billion in assets under management. For the fiscal year ended December 31, 1998, Wellington Management received sub-advisory fees based on the following annual rates:

               Money Market Fund                  XX%
               Treasury Money Market Fund         XX%

INVESTMENT TEAM

The Adviser makes investment decisions for each Fund and continuously reviews, supervises, and administers each Fund's investment program. The Board of Trustees supervises the Adviser and establishes the policies that the Adviser must follow in its day-to-day management activities.

The Sub-Adviser, Wellington Management Company, LLP, manages the Money Market and Treasury Money Market Funds on a day-to-day basis. The Sub-Adviser selects, buys, and sells securities for the Money Market and Treasury Money Market Funds under the supervision of the Adviser and the Board of Trustees.

The Equity and High Grade Income Funds are managed by a team of investment professionals from the Adviser. No one person is primarily responsible for making investment recommendations to the team.

Louis M. Levitas has managed the Hawaii Municipal Bond Fund for the Adviser since its inception in February 1995. He manages the Fund pursuant to an agreement between the Adviser and Bank of the West. Mr. Levitas has been a municipal bond specialist since 1970.

THE BOARD OF TRUSTEES

The Board of Trustees supervises the management and affairs of the Trust. The Trustees have approved contracts with certain companies that provide us with essential management services.

The Trustees of the Trust are as follows:

NAME                                    BUSINESS HISTORY
Martin Anderson                         Attorney, Goodsill Anderson Quinn &
                                        Stifel since 1951

Charles E. Carlborn                     President and CEO, United Grocers,
                                        Inc. since 1997; President and CEO,
                                        Western Family Food, Inc. - Western
                                        Family Holding Inc. (1982-1997)

Philip H. Ching                         Vice Chairman, First Hawaiian Bank
                                        (1968-1996)

James L. Huffman                        Dean and Professor, Lewis & Clark Law
                                        School since 1973

Shunichi Kimura                         Judge, State of Hawaii Judiciary
                                        (1974-1994)

Robert A. Nesher                        Director and Executive Vice President
                                        of the Administrator and the
                                        Distributor (1981-1994)

William S. Richardson                   Trustee, Kamehameha Schools Bishop
                                        Estate (1982-1992)

Peter F. Sansevero                      Regional Director of the Northwestern
                                        Region and First Vice President,
                                        Merrill Lynch (1958-1997)

Manual R. Sylvester                     Managing Partner, Coopers & Lybrand
                                        L.L.P. (1978-1992); Executive Partner,
                                        Coopers & Lybrand L.L.P. (1992)

Joyce S. Tsunoda                        Senior Vice President, University of
                                        Hawaii System since 1989; Chancellor,
                                        Hawaii Community College since 1983

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to buy, sell (sometimes called "redeem") or exchange shares of the Funds.


HOW TO PURCHASE FUND SHARES


You may purchase shares directly by:

-  Mail
-  Telephone
-  Wire, or
-  Direct Deposit


To purchase shares directly from us, please call 1-800-262-9565. Write your check, payable in U.S. dollars, to the name of the Fund. We cannot accept third-party checks, credit cards, credit card checks or cash.

You may also purchase shares through a representative of certain correspondent banks of First Hawaiian Bank, or other financial institutions that have executed dealer agreements.


GENERAL INFORMATION


You may purchase shares on any day that the New York Stock Exchange and the Federal Reserve are open for business (a Business Day). Shares cannot be purchased by Federal Reserve Wire on days when either the New York Stock Exchange or the Federal Reserve is closed.

A Fund may reject any purchase order if it is determined that accepting the order would not be in the best interests of the Fund or its shareholders.

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after a Fund receives your purchase order.

The Funds calculate each bond and equity fund's NAV once each Business Day at 4:00 p.m., Eastern time. The Funds calculate each money market fund's NAV once each business day at 1:00 p.m., Eastern time. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, generally we must receive your order before 4:00 p.m., Eastern time and federal funds (readily available funds) before 1:00 p.m., Eastern time.

HOW WE CALCULATE NAV

NAV for one Fund share is the value of that share's portion of all of the assets in the Fund.

In calculating NAV, a Fund generally values its investment portfolio at market price (except the Money Market Fund and Treasury Money Market Fund). If market prices are unavailable or a Fund thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

In calculating NAV for the Money Market Fund and Treasury Money Market Fund, we generally value a Fund's investment portfolio using the amortized cost valuation method, which is described in detail in our Statement of Additional Information. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its portfolio at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees.

Some Funds hold securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the NAV of these Funds' shares may change on days when you cannot purchase or sell Fund shares.


MINIMUM PURCHASES


AUTOMATIC INVESTMENT PLAN

If you have a checking or savings account with a First Hawaiian Bank affiliate bank, you may purchase shares automatically through regular deductions from your account. With a $1,000 minimum initial investment, ($500 for those investing in retirement plans; $100 for officers, directors and employees of First Hawaiian Bank or its affiliates who have arranged to purchase shares through the Automatic Investment Plan), you may begin regularly scheduled investments from $50.

The Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor from any fees it receives or from any other source available to it. Under any such program, the Distributor may provide incentives, in the form of cash or other compensation, including merchandise, airline vouchers, trips and vacation packages, to dealers selling shares of the Funds.

HOW TO SELL YOUR FUND SHARES

If you own your shares directly, you may sell (sometimes called "redeem") your shares on any Business Day by contacting a Fund directly by mail or telephone at 1-800-262-9565.

If you would like to sell $5,000 or more of your shares, please notify the Fund in writing and include a signature guarantee by a bank or other financial institution (a notarized signature is not sufficient).

The sale price of each share will be the next NAV determined after the Fund receives your request, any applicable deferred sales charge.


SYSTEMATIC WITHDRAWAL PLAN

If you have at least $10,000 in the Equity Fund, High Grade Income Fund or Hawaii Municipal Bond Fund; or $20,000 in the Money Market Fund or Treasury Money Market Fund in your account, you may use the systematic withdrawal plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $50 from any Fund. The proceeds of each withdrawal will be mailed to you by check or electronically transferred to your bank account.


RECEIVING YOUR MONEY


Normally, we will send your sale proceeds within seven Business Days after we receive your request. Your proceeds can be wired to your bank account if your redemption proceeds are in excess of $500 (subject to a $15 fee) or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 BUSINESS DAYS).


REDEMPTIONS IN KIND

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

INVOLUNTARY SALES OF YOUR SHARES

If your account balance drops below $1,000 ($500 for officers, directors and employees of First Hawaiian Bank or its affiliates, and those investing in retirement plans; $100 for officers, directors and employees of First Hawaiian Bank, or its affiliates who have arranged to purchase shares through the Automatic Investment Plan) because of redemptions you may be required to sell your shares.

But, we will always give you at least 60 days' written notice to give you time to add to your account and avoid the sale of your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in our Statement of Additional Information.

HOW TO EXCHANGE YOUR SHARES

You may exchange your shares on any Business Day by contacting us directly by mail or telephone.

You may also exchange shares through your financial institution by mail or telephone.

[You may exchange your shares up to ______ times during a calendar year. If you exchange your shares more than _____ times during a year, you may be charged a $______ fee for each additional exchange. You will be notified before any fee is charged.] IF YOU RECENTLY PURCHASED SHARES BY CHECK, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 BUSINESS DAYS). THIS EXCHANGE PRIVILEGE MAY BE CHANGED OR CANCELED AT ANY TIME UPON 60 DAYS' NOTICE.

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request.


TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

DIVIDENDS, DISTRIBUTIONS AND TAXES


Each Fund distributes its income as follows:

Declared Daily and Paid Monthly         Declared and Paid Quarterly
-------------------------------         ---------------------------
High Grade Income Fund                  Equity Fund
Hawaii Municipal Bond Fund
Money Market Fund
Treasury Money Market Fund

Each Fund makes distributions of capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.


TAXES

PLEASE CONSULT YOUR TAX ADVISER REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them. Capital gains distributions may be taxable at different rates depending on the length of time a Fund holds its portfolio securities. EACH SALE OR EXCHANGE IS A TAXABLE EVENT.

The Hawaii Municipal Bond Fund intends to distribute primarily federally tax-exempt income. The Fund may invest a portion of its assets in securities that generate taxable income for federal or state income taxes. Income exempt from federal tax may be subject to state and local taxes. Any capital gains distributed by the Fund may be taxable.

The Fund uses a tax management technique known as "highest in, first out." Using this technique, the portfolio holdings that have experienced the smallest gain or largest loss are sold first in an effort to minimize capital gains and enhance after-tax returns.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

FINANCIAL HIGHLIGHTS



The tables that follow present performance information about each Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, independent public accountants. Their report, along with each Fund's financial statements, appears in the annual report that accompanies our Statement of Additional Information. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-262-9565.

                                 BISHOP STREET FUNDS


INVESTMENT ADVISER

First Hawaiian Bank
999 Bishop Street
Honolulu, Hawaii  96813

SUB-ADVISER

Wellington Management Company, LLP
75 State Street
Boston, Massachusetts  02109

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius, LLP
1701 Market Street
Philadelphia, Pennsylvania  19103

More information about the Funds are available without charge through the following:



STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated April 30, 1999, includes detailed information about the Bishop Street Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.


ANNUAL AND SEMI-ANNUAL REPORTS

These reports list each Fund's holdings and contain information from the Fund's managers about strategies, and recent market conditions and trends. The reports also contain detailed financial information about the Funds.


TO OBTAIN MORE INFORMATION:
BY TELEPHONE: Call 1-800-262-9565


BY MAIL: Write to the Funds
Bishop Street Funds
c/o SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania  19456

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-annual reports, as well as other information about the Bishop Street Funds, from the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-800-SEC-0330). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-6009. The Fund's Investment Company Act registration number is 811-08572.

                              BISHOP STREET FUNDS
          A NO-LOAD MUTUAL FUND FAMILY ADVISED BY FIRST HAWAIIAN BANK

        EQUITY FUND, HIGH GRADE INCOME FUND, HAWAII MUNICIPAL BOND FUND,
                MONEY MARKET FUND AND TREASURY MONEY MARKET FUND

                      STATEMENT OF ADDITIONAL INFORMATION

                                 APRIL 30, 1999

    This STATEMENT OF ADDITIONAL INFORMATION is not a prospectus. It is intended to provide additional information regarding the activities and operations of the Trust. Please read this in conjunction with the Trust's prospectus dated April 30, 1999. Prospectuses may be obtained through the Distributor, SEI Investments Distribution Co., Oaks, Pennsylvania 19456.

                               TABLE OF CONTENTS

The Trust.................................................................   S-2
Description of Permitted Investments......................................   S-2
Investment Limitations....................................................   S-8
The Adviser...............................................................   S-8
The Sub-Adviser...........................................................   S-9
The Administrator.........................................................  S-10
The Distributor...........................................................  S-11
The Transfer Agent........................................................  S-11
The Custodian.............................................................  S-11
Independent Auditors......................................................  S-11
Legal Counsel.............................................................  S-11
Trustees and Officers of the Trust........................................  S-12
Reporting.................................................................  S-14
Performance...............................................................  S-14
Calculation of Total Return...............................................  S-15
Purchasing Shares.........................................................  S-16
Redeeming Shares..........................................................  S-16
Determination of Net Asset Value..........................................  S-17
Taxes.....................................................................  S-18
Fund Transactions.........................................................  S-20
Trading Practices and Brokerage...........................................  S-22
Description of Shares.....................................................  S-22
Shareholder Liability.....................................................  S-22
Limitation of Trustees' Liability.........................................  S-23
Year 2000.................................................................  S-23
5% and 25% Shareholders...................................................  S-23
Financial Information.....................................................  S-23

                                   THE TRUST

    Bishop Street Funds (the "Trust") is an open-ended management investment company. The Trust is organized under Massachusetts law as a "Massachusetts business trust" under an Amended and Restated Agreement and Declaration of Trust dated September 1, 1994. The Agreement and Declaration of Trust permits the Trust to offer separate series of units of beneficial interest ("shares"). Each share of each series represents an equal proportionate interest in that series. Please see "Description of Shares" for more information.

    This Statement of Additional Information relates to the Trust's Equity Fund, High Grade Income Fund, Hawaii Municipal Bond Fund, Money Market Fund and Treasury Money Market Fund (the "Funds").

                      DESCRIPTION OF PERMITTED INVESTMENTS

    The following information supplements the information about permitted investments set forth in the Prospectus.

    AMERICAN DEPOSITARY RECEIPTS (ADRs)--ADRs are securities typically issued by U.S. financial institutions (depositaries). ADRs represent ownership interests in a security, or a pool of securities, issued by a foreign issuer and deposited with the depositary. ADRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary. An unsponsored facility may be established by a depositary without the participation of the issuer of the underlying security.

    ARMs (ADJUSTABLE RATE MORTGAGE SECURITIES) are pass-through certificates representing ownership in a pool of adjustable rate mortgages. ARMs make monthly payments based on a pro rata share of interest and principal payments, and prepayments of principal on the pool of underlying mortgages. The adjustable rate feature reduces, but does not eliminate, price fluctuations in this type of mortgage-backed security.

    ASSET-BACKED SECURITIES are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases, and credit card receivables. These securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Asset-backed securities may also be OBLIGATIONS, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning these assets and issuing DEBT OBLIGATIONS.

    BANK OBLIGATIONS are SHORT-TERM OBLIGATIONS issued by U.S. and foreign banks, including bankers' acceptances, certificates of deposit, custodial receipts, and time deposits.

    COMMERCIAL PAPER is a term used to describe unsecured short-term promissory notes issued by municipalities, corporations, and other entities that have maturities generally from a few days to nine months.

    FOREIGN SECURITIES--U.S. dollar denominated obligations of foreign issuers may consist of obligations of foreign branches of U.S. banks and of foreign banks, including European Certificates of Deposit, European Time Deposits, Canadian Time Deposits and Yankee Certificates of Deposits, and investments in Canadian Commercial Paper, foreign securities and Europaper. American Depositary Receipts have investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

    GNMA SECURITIES--Securities issued by the Government National Mortgage Association ("GNMA"), a wholly-owned U.S. Government corporation, guarantee the timely payment of principal and interest. The market value and interest yield of these instruments can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of federally insured mortgage loans. GNMA certificates consist of underlying mortgages with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments, GNMA certificates have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year bond. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular GNMA pool. GNMA securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. The scheduled monthly interest and principal payments relating to mortgages in the pool are "passed through" to investors. In addition, there may be unscheduled principal payments representing prepayments on the underlying mortgages. Although GNMA certificates may offer yields higher than those available from other types of U.S. Government securities, GNMA certificates may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of a GNMA certificate likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a GNMA certificate originally purchased at a premium to decline in price to its par value, which may result in a loss.

    GOVERNMENT PASS-THROUGH SECURITIES are securities issued or guaranteed by a U.S. Government agency representing an interest in a pool of mortgage loans. Government and private guarantees do not extend to the securities' value, which is likely to vary inversely with fluctuations in interest rates.

    ILLIQUID SECURITIES are securities that cannot be disposed of within seven days at approximately the price at which they are being carried on a mutual fund's books.

    INVESTMENT COMPANY SHARES--Shares of other mutual funds which may be purchased by the Funds to the extent consistent with applicable law. Under these rules and regulations of the Investment Company Act of 1940 (the "1940 Act"), a Fund is prohibited from acquiring the securities of other investment companies if, as a result of such acquisition, the Fund would own more than 3% of the total voting stock of the company; securities issued by any one investment company represented more than 5% of the Fund's assets; or securities (other than treasury stock) issued by all investment companies would represent more than 10% of the total assets of the Fund. These investment companies typically incur fees that are separate from those fees incurred directly by the Fund. A Fund's purchase of such investment company securities results in the layering of expenses, such that shareholders of the Funds would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees.

    MORTGAGE-BACKED--Two principal types of mortgage-backed securities are collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs"). CMOs are securities collateralized by mortgages, mortgage pass-through certificates, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of issuers payable out of the issuers' general funds and additional secured by a first lien on a pool of single family properties).

    Many CMOs are issued with a number of classes or series which have different maturities and are retired in sequence. Investors purchasing CMOs in the shortest maturities receive or are credited with their PRO RATA portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal up to a predetermined portion of the total CMO obligation.

Until that portion of such CMO obligation is repaid, investors in the longer maturities receive interest only. Accordingly, CMOs in longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and while some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. Government agencies or instrumentalities, CMOs themselves are not generally guaranteed by the U.S. Government or any other entity.

    REMICs, which were authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.

    MUNICIPAL SECURITIES--Municipal notes include, but are not limited to, general obligation notes, tax anticipation notes (notes sold to finance working capital needs of the issuer in anticipation of receiving taxes on a future date), revenue anticipation notes (notes sold to provide needed cash prior to receipt of expected non-tax revenues from a specific source), bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes.

    Private activity bonds are issued by or on behalf of states or political subdivisions thereof to finance privately owned or operated facilities for business and manufacturing housing, sports, and pollution control and to finance activities of and facilities for charitable institutions. Private activity bonds are also used to finance public facilities such as airports, mass transit systems, ports, parking and low income housing. The payment of the principal and interest on private activity bonds is dependent solely on the ability of the facility's user to meet its financial obligations and may be secured by a pledge of real and personal property so financed.

    Investments in floating rate instruments will normally involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate (such as the prime rate) at a major commercial bank, and that the Fund can demand payment of the obligation at all times or at stipulated dates on short notice (not to exceed 30 days) at par plus accrued interest. Such obligations are frequently secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying credit or of the bank, as the case may be, must, in the Adviser's opinion be equivalent to the long-term bond or commercial paper ratings stated above. The Adviser will monitor the earning power, cash flow and liquidity ratios of the issuers of such instruments and the ability of an issuer of a demand instrument to pay principal and interest on demand. The Adviser may purchase other types of tax-exempt instruments as long as they are of a quality equivalent to the bond or commercial paper ratings stated above.

    The Adviser has the authority to purchase securities at a price which would result in a yield to maturity lower than that generally offered by the seller at the time of purchase when they can simultaneously acquire the right to sell the securities back to the seller, the issuer, or a third party (the "writer") at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "standby commitment" or a "put." The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity in order to meet redemptions and remain as fully invested as possible in municipal securities. The right to put the securities depends on the writer's ability to pay for the securities at the time the put is exercised. The Funds will limit their put transactions to those with institutions which the Adviser believes present minimum credit risks, and the Adviser will use its best efforts to initially determine and thereafter monitor the financial strength of the put providers by evaluating their financial statements and such other information as is available in the marketplace. It may, however, be difficult to monitor the financial strength of the writers where adequate current financial information is not available. In the event that any writer is unable to honor a put for financial reasons, the affected Fund would be a general creditor (I.E., on a parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between a Fund and the writer may excuse the writer from repurchasing the securities in certain circumstances (for example, a change in the published rating of the underlying municipal securities or any similar event that has an adverse effect on the issuer's credit); or a provision in the contract may provide that the put will not be exercised except in certain special cases, for example, to maintain portfolio liquidity. A Fund could, however, sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security.

    Municipal securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, a Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to a Fund, such Fund could, of course, sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. There will be no limit to the percentage of portfolio securities that the Funds may purchase subject to a put. For the purpose of determining the "maturity" of securities purchased subject to an option to put, and for the purpose of determining the dollar-weighted average maturity of the Funds including such securities, the Trust will consider "maturity" to be the first date on which it has the right to demand payment from the writer of the put although the final maturity of the security is later than such date.

SPECIAL CONSIDERATIONS RELATING TO HAWAII MUNICIPAL SECURITIES

    The ability of issuers to pay interest on, and repay principal of, Hawaii Municipal Securities may be affected by (1) the general financial condition of the State of Hawaii, (2) amendments to the Hawaii Constitution and related statutes that limit the taxing and spending authority of Hawaii government entities, (3) voter initiatives, (4) civil actions, and (5) a wide variety of Hawaii laws and regulations.

    Municipal securities which are payable only from the revenues derived from a particular facility may be adversely affected by Hawaii laws or regulations which make it more difficult for the particular facility to generate revenues sufficient to pay such interest and principal including, among others, laws and regulations which limit the amount of fees, rates or other charges which may be imposed for use of the facility or which increase competition among facilities of that type or which limit or otherwise have the effect of reducing the use of such facilities generally, thereby reducing the revenues generated by the particular facility. Municipal securities, the payment of interest and principal on which is insured in whole or in part by a Hawaii governmentally created fund, may be adversely affected by Hawaii laws or regulations which restrict the aggregate proceeds available for payment of principal and interest in the event of a default on such municipal securities. Similarly, municipal securities, the payment of interest and principal on which is secured, in whole or in part, by an interest in real property may be adversely affected by Hawaii laws which limit the availability of remedies or the scope of remedies available in the event of a default on such municipal securities. Because of the diverse nature of such laws and regulations and the impossibility of either predicting in which specific municipal securities the Hawaii Municipal Bond Fund will invest from time to time or predicting the nature or extent of future changes in existing laws or regulations or the future enactment or adoption of additional laws or regulations, it is not presently possible to determine the impact of such laws and regulations on the securities in which the Fund may invest and, therefore, on the shares of the Fund.

    OTHER INVESTMENTS--The Funds are not prohibited from investing in obligations of banks which are clients of SEI Investments Company ("SEI"). However, the purchase of shares of the Trust by them or by their customers will not be a consideration in determining which bank obligations the Funds will purchase. The Funds will not purchase obligations of the Adviser or the Sub-Adviser.

    PRIVATE PASS-THROUGH SECURITIES are mortgage-backed securities issued by a non-governmental entity, such as a trust. While they are generally structured with one or more types of credit enhancement, private pass-through securities typically lack a guarantee by an entity having the credit status of a governmental agency or instrumentality.

    REPURCHASE AGREEMENTS are agreements by which a person (E.G., a Fund) obtains a security and simultaneously commits to return the security to the seller (a financial institution deemed to present minimal risk of bankruptcy during the term of the agreement based on guidelines established and periodically reviewed by the Trustees) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity date of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

    Repurchase agreements are considered to be loans by the participating Fund for purposes of its investment limitations. Repurchase agreements entered into by the Funds will provide that the underlying security at all times shall have a value at least equal to 102% of the resale price stated in the agreement. Under all repurchase agreements entered into by the Funds, the Fund takes actual or constructive possession of the underlying collateral. However, if the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying security to the seller's estate.

    SECURITIES LENDING--Each of the Funds may lend securities pursuant to agreements requiring that the loans be continuously secured by cash or liquid securities as collateral equal to 100% of the market value at all times of the securities lent. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for a Fund exceed one-third of the value of its total assets taken at fair market value. A Fund will continue to receive interest on the securities lent while simultaneously earning interest on the investment of the cash collateral in U.S. Government securities. However, a Fund will normally pay lending fees to broker-dealers and related expenses from the interest earned on invested collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Adviser to be of good standing and when, in the judgment of the Adviser, the consideration which can be earned currently from such securities loans justifies the attendant risk. Any loan may be terminated by either party upon reasonable notice to the other party.

    STANDBY COMMITMENTS AND PUTS permit the holder to sell securities subject to the standby commitment or put at a fixed price prior to maturity. Securities subject to a standby commitment or put may be sold at any time at the current market price. However, unless the standby commitment or put was an integral part of the security as originally issued, it may not be marketable or assignable.

    STRIPPED MORTGAGE-BACKED SECURITIES (SMBs) are usually structured with two classes that receive specified proportions of monthly interest and principal payments from a pool of mortgage securities. One class may receive all of the interest payments, and the other class may receive all of the principal payments. SMBs are extremely sensitive to changes in interest rates because of the impact of prepayment of principal on the underlying mortgage securities.

    SUPRANATIONAL AGENCY OBLIGATIONS are DEBT OBLIGATIONS established through the joint participation of several governments, and include the Asian Development Bank, the Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Economic Community, European Investment Bank, and the Nordic Investment Bank.

    U.S. GOVERNMENT AGENCY OBLIGATIONS are obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government. Some of these securities are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the U.S. Treasury, and others are supported only by the credit of the agency or instrumentality.

    U.S. TREASURY OBLIGATIONS consist of bills, notes, and bonds issued by the U.S. Treasury. They also consist of separately traded interest and principal component parts of these obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities (STRIPS). Receipts are similar to STRIPS, but are issued by banks or broker-dealers, and are created by depositing U.S. Treasury obligations into a special account at a custodian bank. The custodian holds the income from the receipts for the benefit of the receipt owners.

    VARIABLE AMOUNT MASTER DEMAND NOTES are debt obligations which may or may not be backed by bank letters of credit. These notes permit the investment of fluctuating amounts at varying market rates of interest pursuant to direct arrangements between the Trust, as lender, and the borrower. Such notes provide that the interest rate on the amount outstanding varies on a daily, weekly or monthly basis depending upon a stated short-term interest rate index. Both the lender and the borrower have the right to reduce the amount of outstanding indebtedness at any time. There is no secondary market for the notes. It is not generally contemplated that such instruments will be traded.

    VARIABLE AND FLOATING RATE INSTRUMENTS involve certain DEBT OBLIGATIONS that may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices.

    WHEN-ISSUED SECURITIES involve the purchase of debt obligations on a when-issued basis, in which case delivery and payment normally take place within 45 days after the date of commitment to purchase. The Funds will only make commitments to purchase obligations on a when-issued basis with the intention of actually acquiring the securities, but may sell them before the settlement date. The when-issued securities are subject to market fluctuation, and no interest accrues on the security to the purchaser during this period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. Purchasing obligations on a when-issued basis is a form of leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. In that case there could be an unrealized loss at the time of delivery.

    Segregated accounts will be established with the custodian, and the Funds will maintain liquid assets in an amount at least equal in value to the Funds' commitments to purchase when-issued securities. If the value of these assets declines, the Funds will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

    YANKEE BONDS are U.S. dollar denominated DEBT OBLIGATIONS issued in the U.S. by foreign banks and corporations.

    ZERO COUPON OBLIGATIONS are DEBT OBLIGATIONS that do not bear any interest, but instead are issued at a deep discount from face value or par. The value of a zero coupon obligation increases over time to reflect the interest accreted. Such obligations will not result in the payment of interest until maturity, and will have greater price volatility than similar securities that are issued at face value or par and pay interest periodically.

                             INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES

A Fund may not:

1. Acquire more than 10% of the voting securities of any one issuer, provided that this limitation shall apply only as to 75% of the Fund's net assets except that this restriction does not apply to the Hawaii Municipal Bond Fund.

2.  Invest in companies for the purpose of exercising control.

3. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding one-third of the value of total assets. To the extent that such borrowing exceeds 5% of the value of the borrowing Fund's assets, asset coverage of at least 300% is required. No Fund will purchase securities while its borrowings exceed 5% of its total assets.

4. Make loans, except that (a) each Fund may purchase or hold debt instruments in accordance with its investment objective and policies; (b) each Fund may enter into repurchase agreements; and (c) the Money Market, Treasury Money Market, High Grade Income, Hawaii Municipal Bond and Equity Funds may engage in securities lending.

5. Pledge, mortgage or hypothecate assets except to secure borrowings permitted by (3) above in aggregate amounts not to exceed 33% of total assets taken at current value at the time of the incurrence of such loan.

6. Purchase or sell real estate, real estate limited partnership interests, commodities or commodities contracts. However, each of the Funds (other than the Money Market and Treasury Money Market Funds) may invest in companies which invest in real estate, and in commodities contracts.

7. Make short sales of securities or purchase securities on margin, except that each Fund may obtain short-term credits as necessary for the clearance of security transactions.

8. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

9. Purchase securities of other investment companies, except as permitted by the 1940 Act and the rules and regulations thereunder.

10. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described above or as permitted by rule, regulation or order of the Securities and Exchange Commission (the "SEC").

11. Invest in interests in oil, gas or other mineral exploration or development programs and oil, gas or mineral leases.

NON-FUNDAMENTAL POLICY

    No Fund may invest in illiquid securities in an amount exceeding, in the aggregate, 15% of the Fund's net assets (except for all money market funds, for which the limit is 10%).

    The foregoing percentages will apply at the time the Fund purchases the security and shall not be considered violated unless an excess occurs or exists immediately after and as a result of a purchase of such security.

                                  THE ADVISER

    The Trust and First Hawaiian Bank (the "Adviser") have entered into an
advisory agreement (the "Advisory Agreement") dated             , 1999. The
Advisory Agreement provides that the Adviser shall not be protected against any liability to the Trust or its Shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

    The Advisory Agreement provides that if, for any fiscal year, the ratio of expenses of any Fund (including amounts payable to the Adviser but excluding interest, taxes, brokerage, litigation, and other extraordinary expenses) exceeds limitations established by any state, the Adviser will bear the amount of such excess. The Adviser will not be required to bear expenses of the Trust to an extent which would result in a Fund's inability to qualify as a regulated investment company under provisions of the Internal Revenue Code.

    The continuance of the Advisory Agreement, after the first two years, must be specifically approved at least annually (i) by the vote of a majority of the Trustees who are not parties to the Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval, and (ii) by the vote of the Trustees or a majority of outstanding shares of the Funds, as defined in the 1940 Act. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Funds by a majority of the outstanding shares of the Funds, on not less than 30 days' nor more than 60 days' written notice to the Adviser, or by the Adviser on 90 days' written notice to the Trust.

    The Adviser is entitled to a fee which is calculated daily and paid monthly at an annual rate of .74% of the daily average net assets of the Equity Fund,
 .55% of the daily average net assets of the High Grade Income Fund, .35% of the daily average net assets of the Hawaii Municipal Bond Fund, .30% of the daily average net assets of the Money Market Fund and .30% of the daily average net assets of the Treasury Money Market Fund.

    For the fiscal years ended December 31, 1996, 1997 and 1998, the Funds paid the following advisory fees:

                                               ADVISORY FEES PAID           ADVISORY FEES WAIVED
                                          ----------------------------  ----------------------------
                                            1996      1997      1998      1996      1997      1998
                                          --------  --------  --------  --------  --------  --------
Equity Fund.............................     *      $311,840               *      $121,268
High Grade Income Fund..................     *      $ 77,201               *      $ 49,860
Hawaii Municipal Bond Fund..............  $      0  $  8,620            $ 78,455  $ 84,733
Money Market Fund.......................  $931,000  $445,870            $      0  $328,496
Treasury Money Market Fund..............  $189,543  $192,621            $126,363  $469,439

------------------------

* Not in operation during such period.

                                THE SUB-ADVISER

    The Adviser has entered into a sub-advisory agreement (the "Sub-Advisory Agreement") with Wellington Management Company, LLP (the "Sub-Adviser") relating to the Money Market and Treasury Money Market Funds. Under the Sub-Advisory Agreement, the Sub-Adviser is entitled to fees which are calculated daily and paid monthly at an annual rate of .075% of the aggregate average daily net assets of the Money Market and Treasury Money Market Funds, respectively, up to $500 million and .020% of the aggregate average daily net assets of the Money Market and Treasury Money Market Funds, respectively, in excess of $500 million. Such fees are paid by the Adviser and the Sub-Adviser receives no fees directly from these Funds.

    For the fiscal years ended December 31, 1996, 1997 and 1998, the Money Market and Treasury Money Market Funds paid the following sub-advisory fees:

                                             SUB-ADVISORY FEES PAID       SUB-ADVISORY FEES WAIVED
                                          ----------------------------  ----------------------------
                                            1996      1997      1998      1996      1997      1998
                                          --------  --------  --------  --------  --------  --------
Money Market Fund.......................  $245,175  $193,585            $      0  $      0
Treasury Money Market Fund..............  $ 78,977  $165,499            $      0  $      0

------------------------

* Not in operation during such period.

                               THE ADMINISTRATOR

    The Trust and SEI Investments Mutual Funds Services (the "Administrator") have entered into an administration agreement (the "Administration Agreement") dated January 27, 1995. Under the Administration Agreement, the Administrator provides the Trust with administrative services, including fund accounting, regulatory reporting, necessary office space, equipment, personnel and facilities. The Administrator also acts as shareholder servicing agent for the Funds.

    The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder.

    For the fiscal years ended December 31, 1996, 1997 and 1998, the Funds paid the following administrative fees:

                                            ADMINISTRATIVE FEES PAID     ADMINISTRATIVE FEES WAIVED
                                          ----------------------------  ----------------------------
                                            1996      1997      1998      1996      1997      1998
                                          --------  --------  --------  --------  --------  --------
Hawaii Municipal Bond Fund..............  $      0  $  8,621  $         $ 44,816  $ 44,724
High Grade Income Fund..................     *      $ 31,706  $            *      $ 14,505
Equity Fund.............................     *      $ 78,619  $            *      $ 38,478
Treasury Money Market Fund..............  $105,303  $255,368  $         $105,000  $186,006
Money Market Fund.......................  $326,909  $298,045  $         $326,909  $218,415

------------------------

* Not in operation during such period.

    The Administrator, a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to the following other mutual funds: The Achievement Funds Trust, The Advisors' Inner Circle Fund, Alpha Select Funds, The Arbor Fund, ARK Funds, Armada Funds, Boston 1784 Funds-Registered Trademark-, CrestFunds-Registered Trademark-, Inc., CUFUND, The Expedition Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., HighMark Funds, Huntington Funds, The Nevis Fund, Inc., Oak Associates Funds, The PBHG Funds, Inc., PBHG Advisor Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, STI Classic Variable Trust and TIP Funds.

    The Administrator is entitled to a fee, calculated daily and paid monthly, at an annual rate of .20% of average daily not assets of each of the Funds.

                                THE DISTRIBUTOR

    SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI, serves as a distributor. Financial institutions that are the record owner of shares for the account of their customers may impose separate fees for account services to their customers.

    Each Fund has adopted a shareholder servicing plan (the "Service Plan") under which a shareholder servicing fee of up to .25% of average daily net assets attributable to each Fund will be paid to the Distributor. Under the Service Plan, the Distributor may perform, or may compensate other service providers for performing, the following shareholder and administrative services: maintaining client account; arranging for bank wires; responding to client inquiries concerning services provided on investments; assisting clients in changing dividend options, account designations and addresses; sub-accounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; and processing dividend payments. Under the Service Plan, the Distributor may retain as profit any difference between the fee it receives and amount is pays to third parties.

    For the fiscal year ended December 31, 1998, the Funds incurred the following distribution expenses:

                                                 AMOUNT PAID TO
                                                 3RD PARTIES BY
                                                      THE                                         PROSPECTUS
                                                  DISTRIBUTOR                                     PRINTING &
                                                      FOR                                          MAILING          COSTS
                                                  DISTRIBUTOR                                     COSTS (NEW      ASSOCIATED
                                                    RELATED                                      SHAREHOLDERS        WITH
                                       TOTAL        SERVICES      SALES EXPENSES   ADVERTISING      ONLY)        REGISTRATION
PORTFOLIO                            ($AMOUNT)     ($AMOUNT)        ($AMOUNT)       ($AMOUNT)     ($AMOUNT)     FEES ($AMOUNT)
-----------------------------------  ---------   --------------   --------------   -----------   ------------   --------------
Equity Fund........................
High Grade Income Fund.............
Hawaii Municipal Bond Fund.........
Money Market Fund..................
Treasury Money Market Fund.........

                               THE TRANSFER AGENT

    DST Systems, Inc., 330 W. 9th Street, Kansas City, Missouri 64105 serves as the Funds' transfer agent.

                                 THE CUSTODIAN

    Chase Manhattan Bank, New York, New York 10041 serves as the Funds' custodian.

                              INDEPENDENT AUDITORS

    PricewaterhouseCoopers LLP, 2400 Eleven Penn Center, Philadelphia, Pennsylvania 19103 serves as the Funds' independent auditors.

                                 LEGAL COUNSEL

    Morgan, Lewis & Bockius LLP, 1701 Market Street, Philadelphia, Pennsylvania 19103 serves as legal counsel to the Funds.

                       TRUSTEES AND OFFICERS OF THE TRUST

    The management and affairs of the Trust are supervised by the Trustees under the laws governing business trusts in the Commonwealth of Massachusetts. The Trustees and executive officers of the Trust and their principal occupations for the last five years are set forth below. An asterisk (*) indicates an interested person as defined by the 1940 Act.

    *MARTIN ANDERSON (DOB 11/16/23)--Trustee--P.O. Box 3196, Honolulu, HI, Attorney, Goodsill, Anderson, Quinn & Stifel since 1951.

    CHARLES E. CARLBOM (DOB 08/20/34)--Trustee--President and CEO, United Grocers Inc. since 1997; President and CEO, Western Family Food Inc. - Western Family Holding Inc. (1982-1997).

    *PHILIP H. CHING (DOB 01/11/31)--Trustee--1700 Palaau St., Honolulu, HI. Retired since 1996. Vice Chairman First Hawaiian Bank from 1968 to 1996.

    TODD B. CIPPERMAN (DOB 02/14/66)--Vice President and Assistant Secretary--Vice President and Assistant Secretary of SEI Investments, the Administrator and the Distributor since 1995. Associate, Dewey Ballantine (law firm), 1994-1995. Associate, Winston & Strawn (law firm) 1991-1994.

    ROBERT DELLACROCE (DOB 12/17/63)--Controller, Chief Financial
Officer--Director, Funds Administration and Accounting since 1994; Senior Audit Manager; Arthur Andersen LLP, 1986 - 1994.

    LYDIA A. GAVALIS (DOB 06/05/64)--Vice President and Assistant
Secretary--Vice President and Assistant Secretary of the Administrator and the Distributor since 1998. Assistant General Counsel and Director of Arbitration, Philadelphia Stock Exchange, 1989-1998.

    JOHN H. GRADY, JR. (DOB 06/01/61)--Secretary--1701 Market Street, Philaelphia, PA 19103, Partner since 1995, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, SEI Investments, the Administrator and the Distributor.

    KATHY HEILIG (DOB 12/21/58)--Vice President and Assistant
Secretary--Treasurer of SEI Investments since 1997; Assistant Controller of SEI Investments since 1995; Vice President of SEI Investments since 1991; Director of Taxes of SEI Investments, 1987 to 1991. Tax Manager, Arthur Anderson LLP prior to 1987.

    JAMES L. HUFFMAN (DOB 03/25/45)--Trustee--Dean and Professor, Lewis & Clark Law School since 1973.

    SHUNICHI KIMURA (DOB 03/15/30)--Trustee--34 Lilinoe St., Hilo, HI. Mediator
- Mediation Specialists of Hawaii from November 1994 to the present. Judge--State of Hawaii Judiciary from May 1974 to April 1994. Regent--University of Hawaii (1995-1996).

    ROBERT A. NESHER (DOB 08/17/46)--Trustee--The Advisors' Inner Circle Fund, The Arbor Fund, Bishop Street Funds since 1998, Boston 1784 Funds-Registered Trademark-, The Expedition Funds, Oak Associates Funds, Pillar Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust; Trustee--and Executive Vice President of the Administrator and the Distributor (1981-1994); .

    JOSEPH M. O'DONNELL (DOB 11/13/54)--Vice President and Assistant Secretary--Vice President and Assistant Secretary of the Administrator and the Distributor since 1998. Vice President and General Counsel, FPS Services, Inc., 1993-1997. Staff Counsel and Secretary, Provident Mutual Family of Funds, 1990-1993.

    SANDRA K. ORLOW (DOB 10/18/53)--Vice President and Assistant
Secretary--Secretary of the Distributor since 1998; Vice President of the Distributor since 1988. Vice President and Assistant Secretary of the Manager since 1988. Assistant Secretary of the Distributor from 1988 to 1998.

    *WILLIAM S. RICHARDSON (DOB 12/22/19)--Trustee--3335 Loulu Street, Honolulu, HI. Retired since 1992.

    KEVIN P. ROBINS (DOB 04/15/61)--Vice President and Assistant
Secretary--Senior Vice President, General Counsel and Assistant Secretary of SEI, the Administrator and Distributor since 1994. Vice President of SEI, the Administrator and Distributor 1992-1994.

    *PETER F. SANSEVERO (DOB 01/06/33)--Regional Director of the Northwestern Region and First Vice President, Merrill Lynch (1958-1997).

    LYNDA J. STRIEGEL (DOB 10/30/48)--Vice President and Assistant Secretary of the Administrator and the Distributor since 1998; Senior Asset Management Counsel, Barnett Banks, Inc. (1997-1998); Partner, Groom and Nordberg, Chartered (1996-1997); Associate General Counsel, Riggs Bank, N.A. (1991-1995).

    MANUEL R. SYLVESTER (DOB 06/20/30)--Trustee--1487 Hiikala Place #35, Honolulu, HI. Retired since 1992.

    JOYCE S. TSUNODA (DOB 01/01/38)--Trustee--1814 Hoolehua Street, Pearl City, HI 96782. Chancellor--Hawaii Community College since 1983. Senior Vice President--University of Hawaii System since 1989.

                                                                                                               TOTAL
                                              AGGREGATE          PENSION OR                              COMPENSATION FROM
                                            COMPENSATION         RETIREMENT             ESTIMATED          REGISTRANT AND
                                           FROM REGISTRANT    BENEFITS ACCRUED           ANNUAL         FUND COMPLEX PAID TO
                                               FOR FYE           AS PART OF           BENEFITS UPON      DIRECTORS FOR FYE
NAME OF PERSON AND POSITION                   12/31/98          FUND EXPENSES          RETIREMENT             12/31/98
-----------------------------------------  ---------------  ---------------------  -------------------  --------------------
Martin Anderson, Trustee*................     $                   $       0             $       0       $     for services
                                                                                                        on 1 board
Charles E. Carlbom,......................     $                   $       0             $       0       $     for services
                                                                                                        on 1 board
Philip H. Ching, Trustee*................     $                   $       0             $       0       $     for services
                                                                                                        on 1 board
Todd B. Cipperman, Vice President and
  Assistant Secretary....................     $                   $       0             $       0       $     for services
                                                                                                        on 1 board
Robert Dellacroce, Controller and Chief
  Financial Officer......................     $                   $       0             $       0       $     for services
                                                                                                        on 1 board
Lydia A. Gavalis, Vice President and
  Assistant Secretary....................     $                   $       0             $       0       $     for services
                                                                                                        on 1 board
John H. Grady, Secretary.................     $                   $       0             $       0       $     for services
                                                                                                        on 1 board
Kathy Heilig, Vice President and
  Assistant Secretary....................     $                   $       0             $       0       $     for services
                                                                                                        on 1 board
James L. Huffman, Trustee................     $                   $       0             $       0       $     for services
                                                                                                        on 1 board
Shunichi Kimura, Trustee.................     $                   $       0             $       0       $     for services
                                                                                                        on 1 board
Robert A. Nesher, Trustee................     $                   $       0             $       0       $     for services
                                                                                                        on 1 board
Joseph M. O'Donnell, Vice President and
  Assistant Secretary....................     $                   $       0             $       0       $     for services
                                                                                                        on 1 board
Sandra K. Orlow, Vice President and
  Assistant Secretary....................     $                   $       0             $       0       $     for services
                                                                                                        on 1 board

                                                                                                               TOTAL
                                              AGGREGATE          PENSION OR                              COMPENSATION FROM
                                            COMPENSATION         RETIREMENT             ESTIMATED          REGISTRANT AND
                                           FROM REGISTRANT    BENEFITS ACCRUED           ANNUAL         FUND COMPLEX PAID TO
                                               FOR FYE           AS PART OF           BENEFITS UPON      DIRECTORS FOR FYE
NAME OF PERSON AND POSITION                   12/31/98          FUND EXPENSES          RETIREMENT             12/31/98
-----------------------------------------  ---------------  ---------------------  -------------------  --------------------
William S. Richardson, Trustee*..........     $                   $       0             $       0       $     for services
                                                                                                        on 1 board
Kevin P. Robins, Vice President and
  Assistant Secretary....................     $                   $       0             $       0       $     for services
                                                                                                        on 1 board
Peter S. Sansevero, Trustee*.............     $                   $       0             $       0       $     for services
                                                                                                        on 1 board
Lynda J. Striegel, Vice President and
  Assistant Secretary....................     $                   $       0             $       0       $     for services
                                                                                                        on 1 board
Manuel R. Sylvester, Trustee.............     $                   $       0             $       0       $     for services
                                                                                                        on 1 board
Joyce S. Tsunoda, Trustee................     $                   $       0             $       0       $     for services
                                                                                                        on 1 board

------------------------------

* Messrs. Ching, Anderson, Richardson and Sansevero are Trustees who may be deemed to be "interested" persons of the Trust as the term is defined in the 1940 Act.

    The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.

                                   REPORTING

    The Trust issues unaudited financial information semi-annually and audited financial statements annually. The Trust furnishes proxy statements and other shareholder reports to shareholders of record.

                                  PERFORMANCE

    YIELDS. Yields are one basis upon which investors may compare the Funds with other funds; however, yields of other funds and other investment vehicles may not be comparable because of the factors set forth below and differences in the methods used in valuing portfolio instruments.

    The yield of a money market fund fluctuates, and the annualization of a week's dividend is not a representation by the Trust as to what an investment in a money market fund will actually yield in the future. Actual yields will depend on such variables as asset quality, average asset maturity, the type of instruments the Fund invests in, changes in interest rates on money market instruments, changes in the expenses of the Fund and other factors.

    MONEY MARKET FUND YIELDS. From time to time the Money Market and Treasury Money Market Funds advertise their "current yield" and "effective yield" (also called "effective compound yield"). Both yield figures are based on historical earnings and are not intended to indicate future performance. The "current yield" of these Funds refers to the income generated by an investment in the Funds over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is similarly calculated but, when annualized, the income earned by an investment in the Funds is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment.

    The current yield of the Money Market and Treasury Money Market Funds will be calculated daily based upon the seven days ending on the date of calculation ("base period"). The yield is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing shareholder account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing such net change by the value of the account at the beginning of the same period to obtain the base period return and multiplying the result by (365/7). Realized and unrealized gains and losses are not included in the calculation of the yield.

    The effective compound yield of these Funds is determined by computing the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula: Effective Yield = (Base Period Return + 1)(TO THE POWER OF 365/7)) - 1. The current and the effective yields reflect the reinvestment of net income earned daily on portfolio assets.

    For the seven-day period ended December 31, 1998, the seven-day yield and
seven-day effective yield for the Money Market Fund were      % and      %,
respectively.

    For the seven-day period ended December 31, 1998, the seven-day yield and
seven-day effective yield for the Treasury Money Market Fund were      % and
     %, respectively.

    OTHER YIELDS. The Hawaii Municipal Bond Fund and the High Grade Income Fund may advertise a 30-day yield. The Hawaii Municipal Bond Fund also may advertise a 30-day tax-equivalent yield. Tax equivalent yields are computed by dividing that portion of the Fund's yield which is tax-exempt by 1 minus a stated federal and state income tax rate and adding the product to that portion, if any, of the Fund's yield that is not tax-exempt. (Tax equivalent yields assume the payment of Federal income taxes at a rate of 31% and Hawaii income taxes at a rate of 10%.) These figures will be based on historical earnings and are not intended to indicate future performance. The 30-day yield of these Funds refers to the annualized income generated by an investment in the Funds over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that period generated each period over one year and is shown as a percentage of the investment. In particular, yield will be calculated according to the following formula:

    Yield = (2 (a - b/cd + 1)(TO THE POWER OF 6) - 1) where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursements); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

    Tax equivalent yields are computed by dividing that portion of a Fund's yield which is tax-exempt by one minus a stated federal and state income tax rate and adding the product to that portion, if any, of the Fund's yield that is not tax-exempt.

    For the 30-day period ended December 31, 1998, the 30-day yield and 30-day
tax equivalent yield for the Hawaii Municipal Bond Fund were      % and      %,
respectively.

    For the 30-day period ended December 31, 1998, the 30-day yield for the High
Grade Income Fund was      %.

                          CALCULATION OF TOTAL RETURN

    From time to time, certain of the Funds may advertise total return on an "average annual total return" basis and on an "aggregate total return" basis for various periods. Average annual total return reflects the average annual percentage change in the value of an investment in a Fund over a particular measuring period. Aggregate total return reflects the cumulative percentage change in value over the measuring period. Aggregate total return is computed according to a formula prescribed by the SEC. The formula can be expressed as follows: P (1 + T)(TO THE POWER OF n) = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the designated time period as of the end of such period or the life of the fund. The formula for calculating aggregate total return can be expressed as (ERV/P) - 1.

    The calculation of total return assumes reinvestment of all dividends and capital gain distribution on the reinvestment dates during the period and that the entire investment is redeemed at the end of the period. The performance results listed below refer to results for the fiscal year ended December 31, 1998.

                                                          AVERAGE ANNUAL TOTAL
                                                                 RETURN
                                                        ------------------------
FUND                                                    1-YEAR   SINCE INCEPTION
------------------------------------------------------  -------  ---------------
Equity Fund...........................................
High Grade Income Fund................................
Hawaii Municipal Bond Fund............................
Money Market Fund.....................................
Treasury Money Market Fund............................

    The Funds' performance may from time to time be compared to other mutual funds tracked by mutual fund rating services (such as Lipper Analytical Services), financial and business publications and periodicals, to broad groups of comparable mutual funds or to unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs. The Funds may quote Morningstar, Inc., a service that ranks mutual funds on the basis of risk-adjusted performance. The Funds may quote Ibbotson Associates of Chicago, Illinois, which provides historical returns of the capitals markets in the U.S. The Funds may use long term performance of these capital markets to demonstrate general long-term risk vs. reward scenarios and could include the value of a hypothetical investment in any of the capital markets. The Funds may also quote financial and business publications and periodicals as they relate to fund management, investment philosophy, and investment techniques.

    The Funds may quote various measures of volatility and benchmark correlation in advertising and may compare these measures to those of other funds. Measures of volatility attempt to compare historical share price fluctuations or total returns to a benchmark while measures of benchmark correlation indicate how valid a comparative benchmark might be. Measures of volatility and correlation are calculated using averages of historical data and cannot be calculated precisely.

                               PURCHASING SHARES

    Purchases and redemptions of shares of the Funds may be made on any day the New York Stock Exchange and the Federal Reserve wire system are open for business. Currently, the weekdays on which the Trust is closed for business are:
New Year's Day, Martin Luther King, Jr.'s Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day. Purchases and redemptions will be made in full and fractional shares that are calculated to three decimal places.

                                REDEEMING SHARES

    It is the Trust's policy to pay for redemptions in cash. The Trust retains the right, however, to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Funds in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. A Shareholder will at all times be entitled to aggregate cash redemptions from all Funds of the Trust during any 90-day period of up to the lesser of $250,000 or 1% of the Trust's net assets.

    The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of disposal or valuation of the Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of the Funds for any period during which the New York Stock Exchange, the Adviser, the Administrator and/or the Custodian are not open for business.

                        DETERMINATION OF NET ASSET VALUE

    The net asset value per share of the Money Market and Treasury Money Market Funds is calculated by adding the value of securities and other assets, subtracting liabilities and dividing by the number of outstanding shares. Securities will be valued by the amortized cost method which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which a security's value, as determined by this method, is higher or lower than the price these Funds would receive if they sold the instrument. During periods of declining interest rates, the daily yield of the Funds may tend to be higher than a like computation made by a company with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by these Funds resulted in a lower aggregate portfolio value on a particular day, a prospective investor in these Funds would be able to obtain a somewhat higher yield than would result from investment in a company utilizing solely market values, and existing investors in these Funds would experience a lower yield. The converse would apply in a period of rising interest rates.

    The Money Market and Treasury Money Market Funds' use of amortized cost and the maintenance of these Funds' net asset value at $1.00 are permitted by regulations promulgated by Rule 2a-7 under the 1940 Act, provided that certain conditions are met. These conditions currently require that the Funds maintain a dollar-weighted average maturity of 90 days or less, not purchase any instrument having a remaining maturity of more than 397 days, and will limit their investments to those U.S. dollar-denominated instruments which the Trustees determine to present minimal credit risks and which are of "eligible" quality. The regulations also require the Trustees to establish procedures which are reasonably designed to stabilize the net asset value per share at $1.00 for the Funds. Such procedures include the determination of the extent of deviation, if any, of the Funds' current net asset value per share calculated using available market quotations from the Funds' amortized cost price per share at such intervals as the Trustees deem appropriate and reasonable in light of market conditions and periodic reviews of the amount of the deviation and the methods used to calculate such deviation. In the event that such deviation exceeds 1/2 of 1%, the Trustees are required to consider promptly what action, if any, should be initiated, and, if the Trustees believe that the extent of any deviation may result in material dilution or other unfair results to Shareholders, the Trustees are required to take such corrective action as they deem appropriate to eliminate or reduce such dilution or unfair results to the extent reasonably practicable. Such actions may include the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; or establishing a net asset value per share by using available market quotations. In addition, if the Funds incur a significant loss or liability, the Trustees have the authority to reduce pro rata the number of shares of these Funds in each shareholder's account and to offset each shareholder's pro rata portion of such loss or liability from the shareholder's accrued but unpaid dividends or from future dividends.

    The securities of the Equity, High Grade Income and Hawaii Municipal Bond Funds are valued pursuant to prices and valuations provided by an independent pricing service. The pricing service relies primarily on prices of actual market transactions as well as trader quotations. However, the service may also use a matrix system to determine valuations, which system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

                                     TAXES

    The following is only a summary of certain income tax considerations generally affecting a Fund and its shareholders and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisers with specific reference to their own tax situations, including their state and local income tax liabilities.

FEDERAL INCOME TAX

ALL FUNDS

    In order to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), each Fund must distribute annually to its shareholders at least the sum of 90% of its net interest income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) (the "Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, or certain other income; (ii) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer, and (iii) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) (A) of any one issuer or (B) of two or more issuers which are engaged in the same, similar or related trades or businesses if the Fund owns at least 20% of the voting power of such issuers.

    Notwithstanding the Distribution Requirement described above, which only requires a Fund to distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain (the excess of net long-term capital gain over net short-term capital loss), a Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

    A dividends received deduction is available to corporations that receive dividends from domestic corporations. Dividends paid by an equity fund generally will be eligible for the dividends received deduction for corporate shareholders to the extent they are derived from dividends from domestic corporations. Equity Fund shareholders will be advised each year of the portion of ordinary income dividends eligible for the deduction.

    Dividends received from other funds, e.g., money market or fixed income funds, will not be eligible for the dividends received deduction. Individual shareholders are not entitled to the dividends received deduction regardless of which fund paid the dividend.

    Any gain or loss recognized on a sale or redemption of shares of any Fund by a shareholder who is not a dealer in securities will generally be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise will be generally treated as a short-term capital gain or loss. A non-corporate taxpayer's long-term capital gain from assets held (i) for more than one year but not more than 18 months generally are taxable at the maximum rate of 28 percent, and (ii) for more than 18 months generally are taxable at the maximum rate of 20 percent. Any loss recognized by a shareholder upon the sale or redemption of shares of any Fund held for six months or less, however, will be disallowed to the extent of any exempt-interest dividends received by the shareholder with respect to such shares. If shares on which a net capital gain distribution has been received are subsequently sold or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital gain loss.

    Interest in indebtedness incurred by shareholders to purchase or carry shares of a Fund will not be deductible for federal income tax purposes to the extent the Fund distributes exempt-interest dividends during the taxable year. The deduction otherwise allowable to property and casualty insurance companies for "losses incurred" will be reduced by an amount equal to a portion of exempt-interest dividends received or accrued during any taxable year. Foreign corporations engaged in a trade or business in the United States may be subject to a "branch profits tax" on their "dividend equivalent amount" for the taxable year, which will include exempt-interest dividends. Certain Subchapter S corporations may also be subject to taxes on their "passive investment income," which could include exempt-interest dividends. Up to 85 percent of the Social Security benefits or railroad retirement benefits received by an individual during any taxable year will be included in the gross income of such individual if the individual's "modified adjusted gross income" (which includes exempt-interest dividends) plus one-half of the Social Security benefits or railroad retirement benefits received by such individual during that taxable year exceeds the base amount described in Section 86 of the Code.

ADDITIONAL CONSIDERATIONS FOR HAWAII MUNICIPAL BOND FUND

    As noted in the Prospectus, exempt-interest dividends are generally excludable from a shareholder's gross income for regular federal income tax purposes. Exempt-interest dividends may nevertheless be subject to the alternative minimum tax (the "Alternative Minimum Tax") imposed by Section 55 of the Code. The Alternative Minimum Tax is imposed at the rate of 26-28% in the case of non-corporate taxpayers and at the rate of 20% in the case of corporate taxpayers, to the extent it exceeds the taxpayer's regular tax liability. The Alternative Minimum Tax may be imposed in two circumstances. First, exempt-interest dividends derived from certain "private activity bonds" issued after August 7, 1986, will generally be an item of tax preference (and therefore potentially subject to the Alternative Minimum Tax for both corporate and non-corporate taxpayers). Second, in the case of exempt-interest dividends received by corporate shareholders, all exempt-interest dividends, regardless of when the bonds from which they are derived were issued or whether they are derived from private activity bonds, will be included in the corporation's "adjusted current earnings," as defined in Section 56(g) of the Code, in calculating the corporation's alternative minimum taxable income for purposes of determining the Alternative Minimum Tax.

    If a Fund should fail to qualify as a RIC for any taxable year, the Fund would pay tax on its taxable investment income and capital gains at regular corporate rates without any deductions for amounts distributed to shareholders. In addition, all of the Fund's distributions to Shareholders would be taxable as ordinary income and would qualify for the corporate dividends received deduction in the case of corporate shareholders.

    The Fund may not be an appropriate investment for persons (including corporations and other business entities) who are "substantial users" (or persons related to such users) of facilities financed by industrial development bonds or private activity bonds. A "substantial user" is defined generally to include certain persons who regularly use a facility financed by the proceeds of such bonds in their trade or business. Such entities or persons should consult their tax advisers before purchasing shares of either Fund.

    Issuers of bonds purchased by a Fund (or the beneficiary of such bonds) may have made certain representations or covenants in connection with the issuance of such bonds to satisfy certain requirements of the Code that must be satisfied subsequent to the issuance of such bonds. Investors should be aware that exempt-interest dividends derived from such bonds may become subject to federal income taxation retroactively to the date of such issuance of the bonds to which such dividends are attributable if such representations are determined to have been inaccurate or if the issuer of such bonds (or the beneficiary of such bonds) fails to comply with such covenants.

STATE TAXES

    A Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Depending upon state and local law, distributions by the Funds to shareholders and the ownership of shares may be subject to state and local taxes.

    Many states allow income received from certain United States Government obligations that is tax exempt when received directly to be tax-exempt when received as income dividends from an investment company. Not all states permit such income dividends to be tax-exempt and some require that a certain minimum percentage of an investment company's income dividend be derived from state tax-exempt interest before any portion of the income dividends may be exempt. The Funds will inform shareholders annually of the percentage of income that is derived from direct U.S. Government obligations. Shareholders should consult their tax advisers to determine whether any portion of the income dividends received from a Fund is considered tax-exempt in their particular states.

HAWAII TAXATION

    Interest derived from obligations of the Federal government and its territories or the government of Hawaii is normally not includible in income for the purposes of computing Hawaii tax. The State of Hawaii has adopted sections of the Code which generally provide for pass-through treatment of a Fund's net income derived from interest or capital gains. Therefore, distributions by the Hawaii Municipal Bond Fund of dividends representing exempt interest and capital gains retain their tax character in the hands of shareholders. As the State of Hawaii's Department of Taxation has confirmed in response to a request by special counsel for the Trust, distributions from the Hawaii Municipal Bond Fund to its shareholders which are attributable to interest on obligations exempt from income tax in the State of Hawaii will not be subject to Hawaii income tax in the hands of shareholders so long as at least 50% of the Hawaii Municipal Bond Fund's assets are invested in securities the interest from which is exempt from Hawaii state taxation. In addition, the Department of Taxation has confirmed that interest income on obligations issued by the U.S. Government and its territories is exempt from State of Hawaii income taxation. While the Hawaii Municipal Bond Fund intends to invest primarily in obligations which produce tax-exempt interest, if the Fund invests in obligations that are not exempt for Hawaii purposes, a portion of the Fund's distribution will be subject to Hawaii income tax.

                               FUND TRANSACTIONS

    Subject to policies established by the Trustees, the Adviser (and, where applicable, the Sub-Adviser) are responsible for placing the orders to execute transactions for the Funds. In placing orders, it is the policy of the Adviser to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the Adviser generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available. The Funds will not purchase portfolio securities from any affiliated person acting as principal except in conformity with the regulations of the SEC.

    The money market securities in which the Funds invest are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Where possible, the Adviser will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transac-tions of the Trust will primarily consist of dealer spreads and underwriting commissions.

    The Trust selects brokers or dealers to execute transactions for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service. The primary consideration is to have brokers or dealers provide transactions at best price and execution for the Trust. Best price and execution includes many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. The Trust's determination of what are reasonably competitive rates is based upon the professional knowledge of its trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, the Trust pays a minimal share transaction cost when the transaction presents no difficulty. Some trades are made on a net basis where the Trust either buys securities directly from the dealer or sells them to the dealer. In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission.

    The Trust may allocate out of all commission business generated by all of the Funds and accounts under management by the Adviser, brokerage business to brokers or dealers who provide brokerage and research services. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends, assisting in determining portfolio strategy, providing computer software used in security analyses, and providing portfolio performance evaluation and technical market analyses. Such services are used by the Adviser in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used exclusively with respect to the Fund or account generating the brokerage.

    As provided in the Securities Exchange Act of 1934 (the "1934 Act"), higher commissions may be paid to broker-dealers who provide brokerage and research services than to broker-dealers who do not provide such services if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker-dealers who provide such brokerage and research services, the Trust believes that the commissions paid to such broker-dealers are not, in general, higher than commissions that would be paid to broker-dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In addition, portfolio transactions which generate commissions or their equivalent are directed to broker-dealers who provide daily portfolio pricing services to the Trust. Subject to best price and execution, commissions used for pricing may or may not be generated by the Funds receiving the pricing service.

    The Adviser may place a combined order for two or more accounts or Funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or Fund. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and Funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or Fund may obtain, it is the opinion of the Adviser and the Trust's Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

    Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, the Funds, at the request of the Distributor, give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute Trust portfolio transactions.

    The Funds may execute brokerage or other agency transactions through the Distributor, which is a registered broker-dealer in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC.

Under these provisions, the Distributor is permitted to receive and retain compensation for effecting portfolio transactions for the Funds on an exchange if a written contract is in effect between the Distributor and the Trust expressly permitting the Distributor to receive and retain such compensation.

    These rules further require that commissions paid to the Distributor by the Trust for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In addition, the Funds may direct commission business to one or more designated broker/dealers, including the Distributor, in connection with such broker/dealer's payment of certain of the Funds' expenses. The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review then procedures periodically.

    Since the Trust does not market its shares through intermediary broker-dealers, it is not the Trust's practice to allocate brokerage business on the basis of sales of its shares which may be made through such firms. However, the Adviser may place Fund orders with qualified broker-dealers who recommend the Trust to clients, and may, when a number of brokers and dealers can provide best price and execution on a particular transaction, consider such recommendations by a broker or dealer in selecting among broker-dealers.

    The portfolio turnover rate for the Equity Fund was      % for the fiscal
year ending December 31, 1997 and      % for the fiscal year ended December 31,
1998. The portfolio turnover rate for the Hawaii Municipal Bond Fund was 29% for
the fiscal year ending December 31, 1997 and      % for the fiscal year ended
December 31, 1998. The portfolio turnover rate for the High Grade Income Fund
was      % for the fiscal year ending December 31, 1997 and      % for the
fiscal year ended December 31, 1998.

    For the fiscal year ended December 31, 1996, the Trust paid no brokerage fees. For the fiscal year ended December 31, 1997, the Trust paid $40,380. For
the fiscal year ended December 31, 1998, the Trust paid $     .

                        TRADING PRACTICES AND BROKERAGE
                             DESCRIPTION OF SHARES

    The Agreement and Declaration of Trust ("Declaration of Trust") authorizes the issuance of an unlimited number of each series. Each share of each Fund represents an equal proportionate interest in that Fund with each other share of that Fund. Shares are entitled upon liquidation to a PRO RATA share in the net assets of the Funds, shareholders have no preemptive rights. The Agreement and Declaration of Trust provides that the Trustees of the Trust may create additional series of shares. All consideration received by the Trust for shares of any additional series and all assets in which such consideration is invested would belong to that series and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

                             SHAREHOLDER LIABILITY

    The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the Trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders' incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholder held personally liable for the obligations of the Trust.

                       LIMITATION OF TRUSTEES' LIABILITY

    The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their Offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

                                   YEAR 2000

    The Funds depend on the smooth functioning of computer systems in almost every aspect of their business. Like other mutual funds, businesses and individuals around the world, the Fund could be adversely affected if the computer systems used by their service providers do not properly process dates on and after January 1, 2000 and distinguish between the year 2000 and the year 1900. The Funds have asked their service providers whether they expect to have their computer systems adjusted for the year 2000 transition, and received assurances from each that its system is expected to accommodate the year 2000 without material adverse consequences to the Funds. The Funds and their shareholders may experience losses if these assurances prove to be incorrect or as a result of year 2000 computer difficulties experienced by issuers of portfolio securities or third parties, such as custodians, banks, broker-dealers or others with which the Funds do business.

                            5% AND 25% SHAREHOLDERS

    [to be updated]

                             FINANCIAL INFORMATION

    The Trust's financial statements for the fiscal year ended December 31, 1998, including notes thereto and the report of PricewaterhouseCoopers LLP thereon, are herein incorporated by reference. A copy of the 1998 Annual Report must accompany the delivery of this Statement of Additional Information.

                                 BISHOP STREET FUNDS



                                      PROSPECTUS
                                    APRIL 30, 1999


                             INSTITUTIONAL EQUITY FUND
                        INSTITUTIONAL HIGH GRADE INCOME FUND

                       INVESTMENT ADVISER: FIRST HAWAIIAN BANK


   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED ANY FUND SHARES OR
            DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE.
                 IT IS A CRIME FOR ANYONE TO TELL YOU OTHERWISE.

                       HOW TO READ THIS PROSPECTUS


The Bishop Street Funds is a mutual fund family that offers shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the Funds that you should know before investing. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT THE FUNDS. FOR MORE DETAILED INFORMATION ABOUT EACH FUND, PLEASE SEE:

                                                            PAGE
     INSTITUTIONAL EQUITY FUND                              XXX
     INSTITUTIONAL HIGH GRADE INCOME FUND                   XXX
     MORE INFORMATION ABOUT RISK                            XXX
     EACH FUND'S OTHER INVESTMENTS                          XXX
     INVESTMENT ADVISER AND INVESTMENT TEAM                 XXX
     THE BOARD OF TRUSTEES                                  XXX
     PURCHASING, SELLING AND EXCHANGING FUND SHARES         XXX
     DIVIDENDS, DISTRIBUTIONS AND TAXES                     XXX
     FINANCIAL HIGHLIGHTS                                   XXX
     HOW TO OBTAIN MORE INFORMATION ABOUT THE
        BISHOP STREET FUNDS                                 BACK COVER

INTRODUCTION


Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. The investment manager invests Fund assets in a way that they believe will help a Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. An investment manager's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment.
In fact, no matter how good a job an investment manager does, you could lose money on your investment in a Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.

The value of your investment in a Fund is based on the market value of the securities a Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely a Fund diversifies its holdings.

INSTITUTIONAL EQUITY FUND

Fund Summary



Investment Goal                      Long-term capital appreciation

Investment Focus                     Common stocks and other equity securities

Share Price Volatility               High

Principal Investment Strategy        Investing in a diversified portfolio of
                                     U.S. equity securities

Investor Profile                     Investors seeking long-term capital
                                     appreciation, who are willing to accept the risk of share price volatility


INVESTMENT STRATEGY OF THE INSTITUTIONAL EQUITY FUND

The Institutional Equity Fund primarily invests in common stocks and other equity securities that the Adviser believes have potential for capital appreciation. Such instruments include convertible securities. Generally, the Fund invests in securities of companies with market capitalizations in excess of $500 million. The Fund seeks to be diversified across issuers and major economic sections.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

PRINCIPAL RISKS OF INVESTING IN THE INSTITUTIONAL EQUITY FUND

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility which is the principal risk of investing in the Fund.

The Fund's investment approach, with its emphasis on common stocks and other equity securities, is expected to provide returns consistent with the performance of the U.S. stock market, as generally measured by the U.S. stock market such as the S&P 500. Because the Adviser does not employ a specific "growth" or "value" discipline, the Fund can be expected to perform differently than funds that employ a specific investment style.

The Fund is also subject to the risk that its market segment, equity securities, may underperform other fixed income market segments or the fixed income security portion of the market as a whole.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The periods prior to _______, when the Fund began operating, represent the performance of the Adviser's similarly managed common trust fund. This past performance has been adjusted to reflect current expenses of the Fund. The Adviser's common trust fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the common trust fund's performance may have been lower.

This bar chart shows changes in the performance of the Fund's shares from year to year. [bar chart to be inserted]

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDING DECEMBER 31, 1998 TO THOSE OF THE S&P 500 COMPOSITE INDEX AND THE LIPPER DOMESTIC EQUITY AVERAGE.


                                                                      SINCE
                                1 YEAR  3 YEARS  5 YEARS  10 YEARS  INCEPTION
-----------------------------------------------------------------------------
Institutional Equity Fund        X.XX%    X.XX%    X.XX%    X.XX%    X.XX%*
S&P 500 Composite Index          X.XX%    X.XX%    X.XX%    X.XX%    X.XX%**
Lipper Domestic Equity Average   X.XX%    X.XX%    X.XX%    X.XX%    X.XX%**


 * Since [inception date]
** Since [calc. date for index]


WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

FUND FEES AND EXPENSES


THIS TABLE DESCRIBES THE SHAREHOLDER FEES THAT YOU MAY PAY IF YOU PURCHASE OR SELL FUND SHARES. YOU WOULD PAY THESE FEES DIRECTLY FROM YOUR INVESTMENT IN THE FUND.

-------------------------------------------------------------------------------------------
 Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of             None
 offering price)

 Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)        None

 Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other            None
 Distributions (as a percentage of offering price)

 Redemption Fee (as a percentage of amount redeemed, if applicable)               None

 Exchange Fee                                                                     None

 Maximum Account Fee                                                              None


THIS TABLE DESCRIBES THE FUND'S FEES THAT YOU MAY PAY INDIRECTLY IF YOU HOLD SHARES OF THE FUND.

EVERY MUTUAL FUND HAS OPERATING EXPENSES TO PAY FOR SERVICES SUCH AS PROFESSIONAL ADVISORY, SHAREHOLDER, DISTRIBUTION, ADMINISTRATION AND CUSTODY SERVICES AND OTHER COSTS OF DOING BUSINESS. THIS TABLE DESCRIBES THE HIGHEST FEES AND EXPENSES THAT YOU MAY PAY INDIRECTLY IF YOU HOLD SHARES OF THE FUND.

ANNUAL FUND OPERATING EXPENSES


------------------------------------------------------------
 Investment Advisory Fees                          .XX%
 Service Fees                                      .XX%
 Other Expenses                                    .XX%
                                                  -----
 Total Annual Fund Operating Expenses             X.XX%


THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER AND THE DISTRIBUTOR ARE EACH WAIVING A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER AND DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

     INSTITUTIONAL EQUITY FUND     ____%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER AND INVESTMENT TEAM" AND "DIVIDENDS, DISTRIBUTIONS AND TAXES."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                    1 YEAR    3 YEARS    5 YEARS    10 YEARS
                   ------------------------------------------
                     $XXX       $XXX      $XXX        $XXX

INSTITUTIONAL HIGH GRADE INCOME FUND

Fund Summary


 Investment Goal                        High total return

 Investment Focus                       Corporate and U.S. Government
                                        debt obligations
 Share Price Volatility                 Medium

 Principal Investment Strategy          Investing in high quality U.S. dollar
                                        denominated debt obligations of
                                        domestic and foreign corporations and
                                        governments

 Investor Profile                       Conservative investors seeking income,
                                        who are willing to accept some degree
                                        of share price volatility



INVESTMENT STRATEGY OF THE INSTITUTIONAL HIGH GRADE INCOME FUND

The Institutional High Grade Income Fund primarily invests in high grade U.S. dollar-denominated debt obligations of domestic and foreign corporations and governments. High-grade debt obligations are those rated in the two highest ratings categories by S&P or other nationally recognized statistical ratings organizations, and include mortgage-backed securities and variable and floating instruments. The Fund's dollar-weighted average maturity will be maintained at between five and twelve years.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

PRINCIPAL RISKS OF INVESTING IN THE INSTITUTIONAL HIGH GRADE INCOME FUND

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that its market segment, fixed income securities, may underperform other equity market segments or the equity security portion of the market as a whole.

The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities.

Although the Fund's U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

The Fund's investment approach, with its emphasis on high quality corporate and U.S. Government obligations of medium maturity, is expected to provide total return through income and some capital appreciation with moderate risk to principal and less sensitivity to changing interest rates than longer term or lower quality bond funds.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The periods prior to _______, when the Fund began operating, represent the performance of the Adviser's similarly managed common trust fund. This past performance has been adjusted to reflect current expenses of the Fund. The Adviser's common trust fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the common trust fund's performance may have been lower.

This bar chart shows changes in the performance of the Fund's shares. from year to year [bar chart to be inserted]

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDING DECEMBER 31, 1998 TO THOSE OF THE LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX AND THE LIPPER DOMESTIC TAXABLE FIXED INCOME AVERAGE.



                                                                                               SINCE INCEPTION
                                              1 YEAR      3 YEARS     5 YEARS      10 YEARS
--------------------------------------------------------------------------------------------------------------
 Institutional High Grade Income Fund          X.XX%       X.XX%       X.XX%        X.XX%          X.XX%*
 Lehman Brothers Government                    X.XX%       X.XX%       X.XX%        X.XX%          X.XX%**
   /Corporate Bond Index
 Lipper Domestic Taxable Fixed Income
 Average                                       X.XX%       X.XX%       X.XX%        X.XX%          X.XX%**

 *Since [inception date]
**Since [calc. date for index]

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE SHAREHOLDER FEES THAT YOU MAY PAY IF YOU PURCHASE OR SELL FUND SHARES. YOU WOULD PAY THESE FEES DIRECTLY FROM YOUR INVESTMENT IN THE FUND.

 -------------------------------------------------------------------------------------
 Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of            None
 offering price)

 Maximum Deferred Sales Charge (Load) (as a percentage of net asset              None
 value)

 Maximum Sales Charge (Load) Imposed on Reinvested Dividends and                 None
 other Distributions (as a percentage of offering price)

 Redemption Fee (as a percentage of amount redeemed, if applicable)              None

 Exchange Fee                                                                    None

 Maximum Account Fee                                                             None



THIS TABLE DESCRIBES THE FUND'S FEES THAT YOU MAY PAY INDIRECTLY IF YOU HOLD SHARES OF THE FUND.

EVERY MUTUAL FUND HAS OPERATING EXPENSES TO PAY FOR SERVICES SUCH AS PROFESSIONAL ADVISORY, SHAREHOLDER, ADMINISTRATION AND CUSTODY SERVICES AND OTHER COSTS OF DOING BUSINESS. THIS TABLE DESCRIBES THE HIGHEST FEES AND EXPENSES THAT YOU MAY PAY INDIRECTLY IF YOU HOLD SHARES OF THE FUND.

ANNUAL FUND OPERATING EXPENSES


---------------------------------------------  ---------------
 Investment Advisory Fees                           .XX%
 Service Fees                                       .XX%
 Other Expenses                                     .XX%
                                                   -----
 Total Annual Fund Operating Expenses              X.XX%


THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER IS WAIVING A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

     INSTITUTIONAL HIGH GRADE INCOME FUND    ____%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER AND INVESTMENT TEAM" AND "DIVIDENDS, DISTRIBUTIONS AND TAXES."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                    1 YEAR    3 YEARS    5 YEARS    10 YEARS
                    ----------------------------------------
                     $XXX       $XXX      $XXX        $XXX

MORE INFORMATION ABOUT RISK



                                                               All Funds
 MANAGEMENT RISK - The risk that a strategy used by the fund's management may fail to produce the intended result.


 EQUITY RISK - Equity securities include public and            Institutional Equity Fund
 privately issued equity securities, common and preferred
 stocks, warrants, rights to subscribe to common stock
 and convertible securities, as well as instruments that
 attempt to track the price movement of equity indices.
 Investments in equity securities and equity derivatives
 in general are subject to market risks that may cause
 their prices to fluctuate over time.  The value of
 securities convertible into equity securities, such as
 warrants or convertible debt, is also affected by
 prevailing interest rates, the credit quality of the
 issuer and any call provision.  Fluctuations in the
 value of equity securities in which a mutual fund
 invests will cause a fund's net asset value to
 fluctuate.  An investment in a portfolio of equity
 securities may be more suitable for long-term investors
 who can bear the risk of these share price fluctuations.

                                                               Institutional Equity Fund
      CONVERTIBLE SECURITIES - Convertible securities
      have characteristics of both fixed income and
      equity securities.  The value of the convertible
      security tends to move with the market value of the
      underlying stock, but may also be affected by
      interest rates, credit quality of the issuer and
      any call provisions.

                                                               Institutional High Grade
 FIXED INCOME RISK - The market value of fixed income          Income Fund
 investments change in response to interest rate changes
 and other factors.  During periods of falling interest
 rates, the values of outstanding fixed income securities
 generally rise.  Moreover, while securities with longer
 maturities tend to produce higher yields, the prices of
 longer maturity securities are also subject to greater
 market fluctuations as a result of changes in interest
 rates.  In addition to these fundamental risks,
 different types of fixed income securities may be
 subject to the following additional risks:

                               Page 11 of 24


                                                               Institutional High Grade
      CALL RISK - During periods of falling interest           Income Fund
      rates, certain debt obligations with high interest
      rates may be prepaid (or "called") by the issuer
      prior to maturity.  This may cause a Fund's average
      weighted maturity to fluctuate, and may require a
      Fund to invest the resulting proceeds at lower
      interest rates.

                                                               Institutional High Grade
      CREDIT RISK - The possibility that an                    Income Fund
      issuer will be unable to make timely payments of
      either principal or interest.  Since the Fund
      purchases securities backed by credit enhancements
      from banks and other financial institutions, changes
      in the credit ratings of these institutions could
      cause the Fund to lose money and may affect the
      Fund's share price.

                                                               Institutional High Grade
      EVENT RISK - Securities may suffer declines in           Income Fund
      credit quality and market value due to issuer
      restructurings or other factors.  This risk should
      be reduced because of the Fund's multiple holdings.


                               Page 12 of 24


                                                               Institutional High Grade
      MORTGAGE-BACKED SECURITIES - Mortgage-backed             Income Fund
      securities are fixed income securities representing
      an interest in a pool of underlying mortgage loans.
      They are sensitive to changes in interest rates,
      but may respond to these changes differently from
      other fixed income securities due to the
      possibility of prepayment of the underlying
      mortgage loans.  As a result, it may not be
      possible to determine in advance the actual
      maturity date or average life of a mortgage-backed
      security.  Rising interest rates tend to discourage
      refinancings, with the result that the average life
      and volatility of the security will increase
      exacerbating its decrease in market price.  When
      interest rates fall, however, mortgage-backed
      securities may not gain as much in market value
      because of the expectation of additional mortgage
      prepayments that must be reinvested at lower
      interest rates.  Prepayment risk may make it
      difficult to calculate the average maturity of a
      portfolio of mortgage-backed securities and,
      therefore, to assess the volatility risk of that
      portfolio.


                                                               All Funds
 YEAR 2000 RISK - The Funds depend on the smooth functioning of computer systems in almost every aspect of their business. Like other mutual funds, businesses and individuals around the world, the Funds could be adversely affected if the computer systems used by its service providers do not properly process dates on and after January 1, 2000, and distinguish between the year
 2000 and the year 1900. The Funds have asked their service providers whether they expect to have their computer systems adjusted for the year 2000 transition, and are seeking assurances from each service provider that they are devoting significant resources to prevent material adverse consequences to the Funds. While it is likely that such assurances will be obtained, the Funds and their shareholders may experience losses if these assurances prove to be incorrect or as a result of year
 2000 computer difficulties experienced by issuers of portfolio securities or third parties, such as custodians, banks, broker-dealers or others with which the Funds do business.


THE FUND'S OTHER INVESTMENTS

In addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in our Statement of Additional Information. Of course, the Fund cannot guarantee that any Fund will achieve its investment goal.

The investments and strategies described in this prospectus are those that we use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in taxable money market instruments, repurchase agreements and short-term obligations that would not ordinarily be consistent with a Fund's objectives. A Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. When a Fund is investing for temporary defensive purposes, it is not pursuing its goal.

INVESTMENT ADVISER AND INVESTMENT TEAM

INVESTMENT ADVISER

The Investment Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers its Fund's respective investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

First Hawaiian Bank, serves as the Adviser to the Bishop Street Funds. As of December 31, 1998, First Hawaiian Bank had approximately $_______ in assets under management. For the fiscal year ended December 31, 1998, First Hawaiian Bank received advisory fees of:


             INSTITUTIONAL HIGH GRADE INCOME FUND         _____%
             INSTITUTIONAL EQUITY FUND                    _____%


INVESTMENT TEAM

The Institutional High Grade Income Fund and Institutional Equity Fund are managed by a team of investment professionals from the First Hawaiian Bank. No one person is primarily responsible for making investment recommendations to the team.

THE BOARD OF TRUSTEES

The Board of Trustees supervises the management and affairs of the Trust. The Trustees have approved contracts with certain companies that provide us with essential management services.

The Trustees of the Trust are as follows:


 NAME                          BUSINESS HISTORY
 ----                          ----------------
 Martin Anderson               Attorney, Goodsill Anderson Quinn & Stifel
                               since 1951

 Charles E. Carlborn           President and CEO, United Grocers, Inc. since
                               1997; President and CEO, Western Family Food,
                               Inc. - Western Family Holding Inc. (1982-1997)

 Philip H. Ching               Vice Chairman, First Hawaiian Bank (1968-1996)


                               Page 15 of 24


 James L. Huffman              Dean and Professor, Lewis & Clark Law School
                               since 1973

 Shunichi Kimura               Judge, State of Hawaii Judiciary (1974-1994)

 Robert A. Nesher              Director and Executive Vice President of the
                               Administrator and the Distributor (1981-1994)

 William S. Richardson         Trustee, Kamehameha Schools Bishop Estate
                               (1982-1992)

 Peter F. Sansevero            Regional Director of the Northwestern Region
                               and First Vice President, Merrill Lynch (1958-
                               1997)

 Manual R. Sylvester           Managing Partner, Coopers & Lybrand L.L.P.
                               (1978-1992); Executive Partner, Coopers &
                               Lybrand L.L.P. (1992)

 Joyce S. Tsunoda              Senior Vice President, University of Hawaii
                               System since 1989; Chancellor, Hawaii Community
                               College since 1983


PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to buy, sell (sometimes called "redeem") or exchange shares of the Funds.


HOW TO PURCHASE FUND SHARES

You may purchase shares directly by:
-    Mail
-    Telephone
-    Wire, or
-    Direct Deposit

To purchase shares directly from us, please call 1-800-262-9565. Write your check, payable in U.S. dollars to the name of the Fund. We cannot accept third-party checks, credit cards, credit card checks or cash.

You may also purchase shares through a representative of certain correspondent banks of First Hawaiian Bank, or other financial institutions that have executed dealer agreements.


GENERAL INFORMATION

You may purchase shares on any day that the New York Stock Exchange is open for business (a Business Day).

A Fund may reject any purchase order if it is determined that accepting the order would not be in the best interests of the Fund or its shareholders.

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after a Fund receives your purchase order.

The Funds calculates each Fund's NAV once each Business Day at the regularly-scheduled close of normal trading on the New York Stock Exchange (normally, 4:00 p.m., Eastern time). So, for you to receive the current Business Day's NAV, generally we must receive your purchase order before 4:00 p.m., Eastern time.


HOW WE CALCULATE NAV

NAV for one Fund share is the value of that share's portion of all of the assets in the Fund.

In calculating NAV, a Fund generally values its investment portfolio at market price. If market prices are unavailable or a Fund thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

Some Funds hold securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Fund's do not calculate NAV. As a result, the NAV of these Fund's shares may change on days when you cannot purchase or sell Fund shares.

MINIMUM PURCHASES

AUTOMATIC INVESTMENT PLAN

If you have a checking or savings account with a First Hawaiian Bank affiliate bank, you may purchase shares automatically through regular deductions from your account. With a $1,000 minimum initial investment ($500 for those investing in retirement plans; $100 for officers, directors and employees of First Hawaiian Bank or its affiliates who have arranged to purchase shares through the Automatic Investment Plan), you may begin regularly scheduled investments from $50.


HOW TO SELL YOUR FUND SHARES

If you own your shares directly, you may sell (sometimes called "redeem") your shares on any Business Day by contacting a Fund directly by mail or telephone at 1-800-262-9565.

If you would like to sell $5,000 or more of your shares, please notify the Fund in writing and include a signature guarantee by a bank or other financial institution (a notarized signature is not sufficient).

The sale price of each share will be the next NAV determined after the Fund receives your request, any applicable deferred sales charge.

SYSTEMATIC WITHDRAWAL PLAN

If you have at least $10,000 in your account, you may use the systematic withdrawal plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $50 from any Fund. The proceeds of each withdrawal will be mailed to you by check or electronically transferred to your bank account.

RECEIVING YOUR MONEY

Normally, we will send your sale proceeds within seven Business Days after we receive your request. Your proceeds can be wired to your bank account if your redemption proceeds are in excess of $500 (subject to a $15 fee) or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED

(WHICH MAY TAKE UP TO 15 BUSINESS DAYS).

REDEMPTIONS IN KIND

The Fund generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.


INVOLUNTARY SALES OF YOUR SHARES

If your account balance drops below $1,000 ($500 for officers, directors and employees of First Hawaiian Bank or its affiliates, and those investing in retirement plans; $100 for officers, directors and employees of First Hawaiian Bank or its affiliates who have arranged to purchase shares through the Automatic Investment Plan) you may be required to sell your shares.

But, we will always give you at least 60 days' written notice to give you time to add to your account and avoid the sale of your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the Statement of Additional Information.


HOW TO EXCHANGE YOUR SHARES

You may exchange your shares on any Business Day by contacting us directly by mail or telephone.

You may also exchange shares through your financial institution by mail or telephone.

IF YOU RECENTLY PURCHASED SHARES BY CHECK YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 BUSINESS DAYS). This exchange privilege may be changed or canceled at any time upon 60 days' notice.

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request.

TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of calers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transact with xthe Fund over the telephone, you will generally bear the risk of any loss.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Each Fund distributes its income as follows:

  Institutional High Grade Income Fund    Declared daily and paid monthly
  Institutional Equity Fund               Declared and paid quarterly

Each Fund makes distributions of capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISER REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them. Capital gains distributions may be taxable at different rates depending on the length of time a Fund holds its portfolio securities. EACH SALE IS A TAXABLE EVENT.


MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

FINANCIAL HIGHLIGHTS

The table that follows presents performance information about each Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, independent public accountants. Their report, along with each Fund's financial statements, appears in the annual report that accompanies the Statement of Additional Information. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-262-9565.

                                     BISHOP STREET FUNDS

INVESTMENT ADVISER
First Hawaiian Bank
999 Bishop Street
Honolulu, Hawaii  96813

DISTRIBUTOR
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, Pennsylvania  19103

More information about the Funds are available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI dated April 30, 1999, includes detailed information about the Bishop Street Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS
These reports list each Fund's holdings and contain information from the Fund's managers about strategies, and recent market conditions and trends. The reports also contain detailed financial information about the Funds.

TO OBTAIN MORE INFORMATION:

BY TELEPHONE: Call 1-800-262-9565

BY MAIL: Write to the Fund
Bishop Street Funds
c/o SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-annual reports, as well as other information about the Bishop Street Funds, from the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-800-SEC-0330). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-6009. The Fund's Investment Company Act registration number is 811-08572.

                              BISHOP STREET FUNDS
          A NO-LOAD MUTUAL FUND FAMILY ADVISED BY FIRST HAWAIIAN BANK
        INSTITUTIONAL EQUITY FUND, INSTITUTIONAL HIGH GRADE INCOME FUND
                      STATEMENT OF ADDITIONAL INFORMATION
                                 APRIL 30, 1999

    This Statement of Additional Information is not a prospectus. It is intended to provide additional information regarding the activities and operations of the Trust. Please read this in conjunction with the Trust's prospectus dated April 30, 1999. Prospectuses may be obtained through the Distributor, SEI Investments Distribution Co., Oaks, Pennsylvania 19456.

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
The Trust.................................................................   S-2
Description of Permitted Investments......................................   S-2
Investment Limitations....................................................   S-8
Investment Adviser........................................................   S-8
Investment Sub-Adviser....................................................    S-
The Administrator.........................................................   S-9
The Distributor...........................................................  S-10
The Transfer Agent........................................................  S-10
The Custodian.............................................................  S-10
Independent Auditors......................................................  S-10
Legal Counsel.............................................................  S-10
Trustees and Officers of the Trust........................................  S-10
Reporting.................................................................  S-13
Performance Information...................................................  S-13
Calculation of Total Return...............................................  S-13
Purchasing Shares.........................................................  S-14
Redeeming Shares..........................................................  S-14
Determination of Net Asset Value..........................................  S-14
Taxes.....................................................................  S-14
Fund Transactions.........................................................  S-16
Trading Practices and Brokerage...........................................  S-18
Description of Shares.....................................................  S-18
Shareholder Liability.....................................................  S-18
Limitation of Trustees' Liability.........................................  S-18
Year 2000.................................................................  S-19
5% and 25% Shareholders...................................................  S-19
Experts...................................................................  S-19

                                   THE TRUST

    Bishop Street Funds (the "Trust") is an open-ended management investment company. The Trust is organized under Massachusetts law as a "Massachusetts business trust" under an Amended and Restated Agreement and Declaration of Trust dated September 1, 1994. The Agreement and Declaration of Trust permits the Trust to offer separate series of units of beneficial interest ("shares"). Each share of each series represents an equal proportionate interest in that series. Please see "Description of Shares" for more information.

    This Statement of Additional Information relates to the Trust's Institutional Equity Fund and Institutional High Grade Income Fund (each a "Fund," and together the "Funds").

                      DESCRIPTION OF PERMITTED INVESTMENTS

    The following information supplements the information about permitted investments set forth in the Prospectus.

    AMERICAN DEPOSITARY RECEIPTS (ADRS)--ADRs are securities typically issued by U.S. financial institutions (depositaries). ADRs represent ownership interests in a security, or a pool of securities, issued by a foreign issuer and deposited with the depositary. ADRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary. An unsponsored facility may be established by a depositary without the participation of the issuer of the underlying security.

    ARMS (ADJUSTABLE RATE MORTGAGE SECURITIES) are pass-through certificates representing ownership in a pool of adjustable rate mortgages. ARMs make monthly payments based on a pro rata share of interest and principal payments, and prepayments of principal on the pool of underlying mortgages. The adjustable rate feature reduces, but does not eliminate, price fluctuations in this type of mortgage-backed security.

    ASSET-BACKED SECURITIES are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases, and credit card receivables. These securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Asset-backed securities may also be OBLIGATIONS, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning these assets and issuing DEBT OBLIGATIONS.

    BANK OBLIGATIONS are SHORT-TERM OBLIGATIONS issued by U.S. and foreign banks, including bankers' acceptances, certificates of deposit, custodial receipts, and time deposits.

    COMMERCIAL PAPER is a term used to describe unsecured short-term promissory notes issued by municipalities, corporations, and other entities that have maturities generally from a few days to nine months.

    FOREIGN SECURITIES--U.S. dollar denominated obligations of foreign issuers may consist of obligations of foreign branches of U.S. banks and of foreign banks, including European Certificates of Deposit, European Time Deposits, Canadian Time Deposits and Yankee Certificates of Deposits, and investments in Canadian Commercial Paper, foreign securities and Europaper. American Depositary Receipts have investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establish-ment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

    GNMA SECURITIES--Securities issued by the Government National Mortgage Association ("GNMA"), a wholly-owned U.S. Government corporation, guarantee the timely payment of principal and interest. The market value and interest yield of these instruments can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of federally insured mortgage loans. GNMA certificates consist of underlying mortgages with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments, GNMA certificates have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year bond. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular GNMA pool. GNMA securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. The scheduled monthly interest and principal payments relating to mortgages in the pool are "passed through" to investors. In addition, there may be unscheduled principal payments representing prepayments on the underlying mortgages. Although GNMA certificates may offer yields higher than those available from other types of U.S. Government securities, GNMA certificates may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of a GNMA certificate likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a GNMA certificate originally purchased at a premium to decline in price to its par value, which may result in a loss.

    GOVERNMENT PASS-THROUGH SECURITIES are securities issued or guaranteed by a U.S. Government agency representing an interest in a pool of mortgage loans. Government and private guarantees do not extend to the securities' value, which is likely to vary inversely with fluctuations in interest rates.

    ILLIQUID SECURITIES are securities that cannot be disposed of within seven days at approximately the price at which they are being carried on a mutual fund's books.

    INVESTMENT COMPANY SHARES--Shares of other mutual funds which may be purchased by the Funds to the extent consistent with applicable law. Under these rules and regulations of the Investment Company Act of 1940 (the "1940 Act"), a Fund is prohibited from acquiring the securities of other investment companies if, as a result of such acquisition, the Fund would own more than 3% of the total voting stock of the company; securities issued by any one investment company represented more than 5% of the Fund's assets; or securities (other than treasury stock) issued by all investment companies would represent more than 10% of the total assets of the Fund. These investment companies typically incur fees that are separate from those fees incurred directly by the Fund. A Fund's purchase of such investment company securities results in the layering of expenses, such that shareholders of the Funds would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees.

    MORTGAGE-BACKED--Two principal types of mortgage-backed securities are collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs"). CMOs are securities collateralized by mortgages, mortgage pass-through certificates, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of issuers payable out of the issuers' general funds and additional secured by a first lien on a pool of single family properties).

    Many CMOs are issued with a number of classes or series which have different maturities and are retired in sequence. Investors purchasing CMOs in the shortest maturities receive or are credited with their PRO RATA portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal up to a predetermined portion of the total CMO obligation. Until that portion of such CMO obligation is repaid, investors in the longer maturities receive interest only. Accordingly, CMOs in longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and while some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. Government agencies or instrumentalities, CMOs themselves are not generally guaranteed by the U.S. Government or any other entity.

    REMICs, which were authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.

    MUNICIPAL SECURITIES--Municipal notes include, but are not limited to, general obligation notes, tax anticipation notes (notes sold to finance working capital needs of the issuer in anticipation of receiving taxes on a future date), revenue anticipation notes (notes sold to provide needed cash prior to receipt of expected non-tax revenues from a specific source), bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes.

    Private activity bonds are issued by or on behalf of states or political subdivisions thereof to finance privately owned or operated facilities for business and manufacturing housing, sports, and pollution control and to finance activities of and facilities for charitable institutions. Private activity bonds are also used to finance public facilities such as airports, mass transit systems, ports, parking and low income housing. The payment of the principal and interest on private activity bonds is dependent solely on the ability of the facility's user to meet its financial obligations and may be secured by a pledge of real and personal property so financed.

    Investments in floating rate instruments will normally involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate (such as the prime rate) at a major commercial bank, and that the Fund can demand payment of the obligation at all times or at stipulated dates on short notice (not to exceed 30 days) at par plus accrued interest. Such obligations are frequently secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying credit or of the bank, as the case may be, must, in the Adviser's opinion be equivalent to the long-term bond or commercial paper ratings stated above. The Adviser will monitor the earning power, cash flow and liquidity ratios of the issuers of such instruments and the ability of an issuer of a demand instrument to pay principal and interest on demand. The Adviser may purchase other types of tax-exempt instruments as long as they are of a quality equivalent to the bond or commercial paper ratings stated above.

    The Adviser has the authority to purchase securities at a price which would result in a yield to maturity lower than that generally offered by the seller at the time of purchase when they can simultaneously acquire the right to sell the securities back to the seller, the issuer, or a third party (the "writer") at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "standby commitment" or a "put." The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity in order to meet redemptions and remain as fully invested as possible in municipal securities. The right to put the securities depends on the writer's ability to pay for the securities at the time the put is exercised. The Funds will limit their put transactions to those with institutions which the Adviser believes present minimum credit risks, and the Adviser will use its best efforts to initially determine and thereafter monitor the financial strength of the put providers by evaluating their financial statements and such other information as is available in the marketplace. It may, however, be difficult to monitor the financial strength of the writers where adequate current financial information is not available. In the event that any writer is unable to honor a put for financial reasons, the affected Fund would be a general creditor (I.E., on a parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between a Fund and the writer may excuse the writer from repurchasing the securities in certain circumstances (for example, a change in the published rating of the underlying municipal securities or any similar event that has an adverse effect on the issuer's credit); or a provision in the contract may provide that the put will not be exercised except in certain special cases, for example, to maintain portfolio liquidity. A Fund could, however, sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security.

    Municipal securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, a Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to a Fund, such Fund could, of course, sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. There will be no limit to the percentage of portfolio securities that the Funds may purchase subject to a put. For the purpose of determining the "maturity" of securities purchased subject to an option to put, and for the purpose of determining the dollar-weighted average maturity of the Funds including such securities, the Trust will consider "maturity" to be the first date on which it has the right to demand payment from the writer of the put although the final maturity of the security is later than such date.

SPECIAL CONSIDERATIONS RELATING TO HAWAII MUNICIPAL SECURITIES

    The ability of issuers to pay interest on, and repay principal of, Hawaii Municipal Securities may be affected by (1) the general financial condition of the State of Hawaii, (2) amendments to the Hawaii Constitution and related statutes that limit the taxing and spending authority of Hawaii government entities, (3) voter initiatives, (4) civil actions, and (5) a wide variety of Hawaii laws and regulations.

    Municipal securities which are payable only from the revenues derived from a particular facility may be adversely affected by Hawaii laws or regulations which make it more difficult for the particular facility to generate revenues sufficient to pay such interest and principal including, among others, laws and regulations which limit the amount of fees, rates or other charges which may be imposed for use of the facility or which increase competition among facilities of that type or which limit or otherwise have the effect of reducing the use of such facilities generally, thereby reducing the revenues generated by the particular facility. Municipal securities, the payment of interest and principal on which is insured in whole or in part by a Hawaii governmentally created fund, may be adversely affected by Hawaii laws or regulations which restrict the aggregate proceeds available for payment of principal and interest in the event of a default on such municipal securities. Similarly, municipal securities, the payment of interest and principal on which is secured, in whole or in part, by an interest in real property may be adversely affected by Hawaii laws which limit the availability of remedies or the scope of remedies available in the event of a default on such municipal securities. Because of the diverse nature of such laws and regulations and the impossibility of either predicting in which specific municipal securities the Hawaii Municipal Bond Fund will invest from time to time or predicting the nature or extent of future changes in existing laws or regulations or the future enactment or adoption of additional laws or regulations, it is not presently possible to determine the impact of such laws and regulations on the securities in which the Fund may invest and, therefore, on the shares of the Fund.

    OTHER INVESTMENTS--The Funds are not prohibited from investing in obligations of banks which are clients of SEI Investments Company ("SEI"). However, the purchase of shares of the Trust by them or by their customers will not be a consideration in determining which bank obligations the Funds will purchase. The Funds will not purchase obligations of the Adviser.

    PRIVATE PASS-THROUGH SECURITIES are mortgage-backed securities issued by a non-governmental entity, such as a trust. While they are generally structured with one or more types of credit enhancement, private pass-through securities typically lack a guarantee by an entity having the credit status of a governmental agency or instrumentality.

    REPURCHASE AGREEMENTS are agreements by which a person (E.G., a Fund) obtains a security and simultaneously commits to return the security to the seller (a financial institution deemed to present minimal risk of bankruptcy during the term of the agreement based on guidelines established and periodically reviewed by the Trustees) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity date of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

    Repurchase agreements are considered to be loans by the participating Fund for purposes of its investment limitations. Repurchase agreements entered into by the Funds will provide that the underlying security at all times shall have a value at least equal to 102% of the resale price stated in the agreement. Under all repurchase agreements entered into by the Funds, the Fund takes actual or constructive possession of the underlying collateral. However, if the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying security to the seller's estate.

    SECURITIES LENDING--Each of the Funds may lend securities pursuant to agreements requiring that the loans be continuously secured by cash or liquid securities as collateral equal to 100% of the market value at all times of the securities lent. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for a Fund exceed one-third of the value of its total assets taken at fair market value. A Fund will continue to receive interest on the securities lent while simultaneously earning interest on the investment of the cash collateral in U.S. Government securities. However, a Fund will normally pay lending fees to broker-dealers and related expenses from the interest earned on invested collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Adviser to be of good standing and when, in the judgment of the Adviser, the consideration which can be earned currently from such securities loans justifies the attendant risk. Any loan may be terminated by either party upon reasonable notice to the other party.

    STANDBY COMMITMENTS AND PUTS permit the holder to sell securities subject to the standby commitment or put at a fixed price prior to maturity. Securities subject to a standby commitment or put may be sold at any time at the current market price. However, unless the standby commitment or put was an integral part of the security as originally issued, it may not be marketable or assignable.

    STRIPPED MORTGAGE-BACKED SECURITIES (SMBS) are usually structured with two classes that receive specified proportions of monthly interest and principal payments from a pool of mortgage securities. One class may receive all of the interest payments, and the other class may receive all of the principal payments. SMBs are extremely sensitive to changes in interest rates because of the impact of prepayment of principal on the underlying mortgage securities.

    SUPRANATIONAL AGENCY OBLIGATIONS are DEBT OBLIGATIONS established through the joint participation of several governments, and include the Asian Development Bank, the Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Economic Community, European Investment Bank, and the Nordic Investment Bank.

    U.S. GOVERNMENT AGENCY OBLIGATIONS are obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government. Some of these securities are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the U.S. Treasury, and others are supported only by the credit of the agency or instrumentality.

    U.S. TREASURY OBLIGATIONS consist of bills, notes, and bonds issued by the U.S. Treasury. They also consist of separately traded interest and principal component parts of these obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities (STRIPS). Receipts are similar to STRIPS, but are issued by banks or broker-dealers, and are created by depositing U.S. Treasury obligations into a special account at a custodian bank. The custodian holds the income from the receipts for the benefit of the receipt owners.

    VARIABLE AMOUNT MASTER DEMAND NOTES are DEBT OBLIGATIONS which may or may not be backed by bank letters of credit. These notes permit the investment of fluctuating amounts at varying market rates of interest pursuant to direct arrangements between the Trust, as lender, and the borrower. Such notes provide that the interest rate on the amount outstanding varies on a daily, weekly or monthly basis depending upon a stated short-term interest rate index. Both the lender and the borrower have the right to reduce the amount of outstanding indebtedness at any time. There is no secondary market for the notes. It is not generally contemplated that such instruments will be traded.

    VARIABLE AND FLOATING RATE INSTRUMENTS involve certain debt obligations that may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices.

    WHEN-ISSUED SECURITIES involve the purchase of DEBT OBLIGATIONS on a when-issued basis, in which case delivery and payment normally take place within 45 days after the date of commitment to purchase. The Funds will only make commitments to purchase obligations on a when-issued basis with the intention of actually acquiring the securities, but may sell them before the settlement date. The when-issued securities are subject to market fluctuation, and no interest accrues on the security to the purchaser during this period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. Purchasing obligations on a when-issued basis is a form of leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. In that case there could be an unrealized loss at the time of delivery.

    Segregated accounts will be established with the custodian, and the Funds will maintain liquid assets in an amount at least equal in value to the Funds' commitments to purchase when-issued securities. If the value of these assets declines, the Funds will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

    YANKEE BONDS are U.S. dollar denominated DEBT OBLIGATIONS issued in the U.S. by foreign banks and corporations.

    ZERO COUPON OBLIGATIONS are DEBT OBLIGATIONS that do not bear any interest, but instead are issued at a deep discount from face value or par. The value of a zero coupon obligation increases over time to reflect the interest accreted. Such obligations will not result in the payment of interest until maturity, and will have greater price volatility than similar securities that are issued at face value or par and pay interest periodically.

                             INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES

A Fund may not:

1. Acquire more than 10% of the voting securities of any one issuer, provided that this limitation shall apply only as to 75% of the Fund's net assets except that this restriction does not apply to the Hawaii Municipal Bond Fund.

2.  Invest in companies for the purpose of exercising control.

3. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding one-third of the value of total assets. To the extent that such borrowing exceeds 5% of the value of the borrowing Fund's assets, asset coverage of at least 300% is required. No Fund will purchase securities while its borrowings exceed 5% of its total assets.

4. Make loans, except that (a) each Fund may purchase or hold debt instruments in accordance with its investment objective and policies; (b) each Fund may enter into repurchase agreements; and (c) the Funds may engage in securities lending.

5. Pledge, mortgage or hypothecate assets except to secure borrowings permitted by (3) above in aggregate amounts not to exceed 33% of total assets taken at current value at the time of the incurrence of such loan.

6. Purchase or sell real estate, real estate limited partnership interests, commodities or commodities contracts. However, each of the Funds may invest in companies which invest in real estate, and in commodities contracts.

7. Make short sales of securities or purchase securities on margin, except that each Fund may obtain short-term credits as necessary for the clearance of security transactions.

8. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

9. Purchase securities of other investment companies, except as permitted by the 1940 Act and the rules and regulations thereunder.

10. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described above or as permitted by rule, regulation or order of the Securities and Exchange Commission (the "SEC").

11. Invest in interests in oil, gas or other mineral exploration or development programs and oil, gas or mineral leases.

NON-FUNDAMENTAL POLICY

    No Fund may invest in illiquid securities in an amount exceeding, in the aggregate, 15% of the Fund's net assets.

    The foregoing percentages will apply at the time the Fund purchases the security and shall not be considered violated unless an excess occurs or exists immediately after and as a result of a purchase of such security.

                                  THE ADVISER

    The Trust and First Hawaiian Bank (the "Adviser") have entered into an
advisory agreement (the "Advisory Agreement") dated            , 1999. The
Advisory Agreement provides that the Adviser shall not be protected against any liability to the Trust or its Shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

    The Advisory Agreement provides that if, for any fiscal year, the ratio of expenses of any Fund (including amounts payable to the Adviser but excluding interest, taxes, brokerage, litigation, and other extraordinary expenses) exceeds limitations established by any state, the Adviser will bear the amount of such excess. The Adviser will not be required to bear expenses of the Trust to an extent which would result in a Fund's inability to qualify as a regulated investment company under provisions of the Internal Revenue Code.

    The continuance of the Advisory Agreement, after the first two years, must be specifically approved at least annually (i) by the vote of a majority of the Trustees who are not parties to the Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval, and (ii) by the vote of the Trustees or a majority of outstanding shares of the Funds, as defined in the 1940 Act. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Funds by a majority of the outstanding shares of the Funds, on not less than 30 days' nor more than 60 days' written notice to the Adviser, or by the Adviser on 90 days' written notice to the Trust.

    The Adviser is entitled to a fee which is calculated daily and paid monthly at an annual rate of .74% of the daily average net assets of the Institutional Equity Fund and .55% of the daily average net assets of the Institutional High Grade Income Fund.

    For the fiscal year ended December 31, 1998, the Funds paid no advisory fees.

                               THE ADMINISTRATOR

    The Trust and SEI Investments Mutual Funds Services (the "Administrator") have entered into an administration agreement (the "Administration Agreement") dated January 27, 1995. Under the Administration Agreement, the Administrator provides the Trust with administrative services, including fund accounting, regulatory reporting, necessary office space, equipment, personnel and facilities. The Administrator also acts as shareholder servicing agent for the Funds.

    The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder.

    For the fiscal year ended December 31, 1998, the Funds paid no administrative fees.

    The Administrator, a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation
(SIMC), a wholly-owned subsidiary of SEI Investments Company (SEI Investments), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to the following other mutual funds: The Achievement Funds Trust, The Advisors' Inner Circle Fund, Alpha Select Funds, The Arbor Fund, ARK Funds, Armada Funds, Boston 1784 Funds-Registered Trademark-, CrestFunds(R), Inc., CUFUND, The Expedition Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., HighMark Funds, Huntington Funds, The Nevis Fund, Inc., Oak Associates Funds, The PBHG Funds, Inc., PBHG Advisor Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust,

SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, STI Classic Variable Trust and TIP Funds.

    The Administrator is entitled to a fee, calculated daily and paid monthly, at an annual rate of .20% of average daily not assets of each of the Funds.

                                THE DISTRIBUTOR

    SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI, serves as a distributor. Financial institutions that are the record owner of shares for the account of their customers may impose separate fees for account services to their customers.

    Each Fund has adopted a shareholder servicing plan (the "Service Plan") under which a shareholder servicing fee of up to .25% of average daily net assets attributable to each Fund will be paid to the Distributor. Under the Service Plan, the Distributor may perform, or may compensate other service providers for performing, the following shareholder and administrative services: maintaining client account; arranging for bank wires; responding to client inquiries concerning services provided on investments; assisting clients in changing dividend options, account designations and addresses; sub-accounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; and processing dividend payments. Under the Service Plan, the Distributor may retain as profit any difference between the fee it receives and amount is pays to third parties.

    For the fiscal year ended December 31, 1998, the Funds incurred no distribution expenses.

                               THE TRANSFER AGENT

    DST Systems, Inc., 330 W. 9th Street, Kansas City, Missouri 64105 serves as the Funds' transfer agent.

                                 THE CUSTODIAN

    Chase Manhattan Bank, New York, New York 10041 serves as the Funds' custodian.

                              INDEPENDENT AUDITORS

    PricewaterhouseCoopers LLP, 2400 Eleven Penn Center, Philadelphia, Pennsylvania 19103 serves as the Funds' independent auditors.

                                 LEGAL COUNSEL

    Morgan, Lewis & Bockius LLP, 1701 Market Street, Philadelphia, Pennsylvania 19103 serves as legal counsel to the Funds.

                       TRUSTEES AND OFFICERS OF THE TRUST

    The management and affairs of the Trust are supervised by the Trustees under the laws governing business trusts in the Commonwealth of Massachusetts. The Trustees and executive officers of the Trust and their principal occupations for the last five years are set forth below. The asterisk (*) indicates an interested person as defined by the 1940 Act.

    *MARTIN ANDERSON (DOB 11/16/23)--Trustee--P.O. Box 3196, Honolulu, HI, Attorney, Goodsill, Anderson, Quinn & Stifel since 1951.

    CHARLES E. CARLBOM (DOB 08/20/34)--Trustee--President and CEO, United Grocers Inc. since 1997; President and CEO, Western Family Food Inc. - Western Family Holding Inc. (1982-1997).

    *PHILIP H. CHING (DOB 01/11/31)--Trustee--1700 Palaau St., Honolulu, HI. Retired since 1996. Vice Chairman First Hawaiian Bank from 1968 to 1996.

    TODD B. CIPPERMAN (DOB 02/14/66)--Vice President and Assistant Secretary--Vice President and Assistant Secretary of SEI Investments, the Administrator and the Distributor since 1995. Associate, Dewey Ballantine (law firm), 1994-1995. Associate, Winston & Strawn (law firm) 1991-1994.

    ROBERT DELLACROCE (DOB 12/17/63)--Controller, Chief Financial
Officer--Director, Funds Administration and Accounting since 1994; Senior Audit Manager; Arthur Andersen LLP, 1986-1994.

    LYDIA A. GAVALIS (DOB 06/05/64)--Vice President and Assistant
Secretary--Vice President and Assistant Secretary of the Administrator and the Distributor since 1998. Assistant General Counsel and Director of Arbitration, Philadelphia Stock Exchange, 1989-1998.

    JOHN H. GRADY, JR. (DOB 06/01/61)--Secretary--1701 Market Street, Philaelphia, PA 19103, Partner since 1995, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, SEI Investments, the Administrator and the Distributor.

    KATHY HEILIG (DOB 12/21/58)--Vice President and Assistant
Secretary--Treasurer of SEI Investments since 1997; Assistant Controller of SEI Investments since 1995; Vice President of SEI Investments since 1991; Director of Taxes of SEI Investments, 1987 to 1991. Tax Manager, Arthur Anderson LLP prior to 1987.

    JAMES L. HUFFMAN (DOB 03/25/45)--Trustee--Dean and Professor, Lewis & Clark Law School since 1973.

    SHUNICHI KIMURA (DOB 03/15/30)--Trustee--34 Lilinoe St., Hilo, HI. Mediator -Mediation Specialists of Hawaii from November 1994 to the present. Judge - State of Hawaii Judiciary from May 1974 to April 1994. Regent - University of Hawaii (1995-1996).

    ROBERT A. NESHER (DOB 08/17/46)--Trustee--The Advisors' Inner Circle Fund, The Arbor Fund, Bishop Street Funds since 1998, Boston 1784
Funds-Registered Trademark-, The Expedition Funds, Oak Associates Funds, Pillar Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust; Trustee - and Executive Vice President of the Administrator and the Distributor (1981-1994); .

    JOSEPH M. O'DONNELL (DOB 11/13/54)--Vice President and Assistant Secretary--Vice President and Assistant Secretary of the Administrator and the Distributor since 1998. Vice President and General Counsel, FPS Services, Inc., 1993-1997. Staff Counsel and Secretary, Provident Mutual Family of Funds, 1990-1993.

    SANDRA K. ORLOW (DOB 10/18/53)--Vice President and Assistant
Secretary--Secretary of the Distributor since 1998; Vice President of the Distributor since 1988. Vice President and Assistant Secretary of the Manager since 1988. Assistant Secretary of the Distributor from 1988 to 1998.

    *WILLIAM S. RICHARDSON (DOB 12/22/19)--Trustee--3335 Loulu Street, Honolulu, HI. Retired since 1992.

    KEVIN P. ROBINS (DOB 04/15/61)--Vice President and Assistant
Secretary--Senior Vice President, General Counsel and Assistant Secretary of SEI, the Administrator and Distributor since 1994. Vice President of SEI, the Administrator and Distributor 1992-1994.

    *PETER F. SANSEVERO (DOB 01/06/33)--Regional Director of the Northwestern Region and First Vice President, Merrill Lynch (1958-1997).

    LYNDA J. STRIEGEL (DOB 10/30/48)--Vice President and Assistant Secretary of the Administrator and the Distributor since 1998; Senior Asset Management Counsel, Barnett Banks, Inc. (1997-1998);

Partner, Groom and Nordberg, Chartered (1996-1997); Associate General Counsel, Riggs Bank, N.A. (1991-1995).

    MANUEL R. SYLVESTER (DOB 06/20/30)--Trustee--1487 Hiikala Place #35, Honolulu, HI. Retired since 1992.

    JOYCE S. TSUNODA (DOB 01/01/38)--Trustee--1814 Hoolehua Street, Pearl City, HI 96782. Chancellor - Hawaii Community College since 1983. Senior Vice President - University of Hawaii System since 1989.

                                                                                ESTIMATED
                                     AGGREGATE            PENSION OR             ANNUAL           TOTAL COMPENSATION FROM
                                   COMPENSATION       RETIREMENT BENEFITS       BENEFITS        REGISTRANT AND FUND COMPLEX
                                  FROM REGISTRANT       ACCRUED AS PART           UPON           PAID TO DIRECTORS FOR FYE
NAME OF PERSON AND POSITION      FOR FYE 12/31/98      OF FUND EXPENSES        RETIREMENT                12/31/98
-------------------------------  -----------------  -----------------------  ---------------  -------------------------------
Martin Anderson, Trustee*......      $                     $       0            $       0     $       for services on 1 board
Charles E. Carlbom,............      $                     $       0            $       0     $       for services on 1 board
Philip H. Ching, Trustee*......      $                     $       0            $       0     $       for services on 1 board
Todd B. Cipperman, Vice
  President and Assistant
  Secretary....................      $                     $       0            $       0     $       for services on 1 board
Robert Dellacroce, Controller
  and Chief Financial Officer..      $                     $       0            $       0     $       for services on 1 board
Lydia A. Gavalis, Vice
  President and Assistant
  Secretary....................      $                     $       0            $       0     $       for services on 1 board
John H. Grady, Secretary             $                     $       0            $       0     $       for services on 1 board
Kathy Heilig, Vice President
  and Assistant Secretary......      $                     $       0            $       0     $       for services on 1 board
James L. Huffman, Trustee            $                     $       0            $       0     $       for services on 1 board
Shunichi Kimura, Trustee             $                     $       0            $       0     $       for services on 1 board
Robert A. Nesher, Trustee            $                     $       0            $       0     $       for services on 1 board
Joseph M. O'Donnell, Vice
  President and Assistant
  Secretary                          $                     $       0            $       0     $       for services on 1 board
Sandra K. Orlow, Vice President
  and Assistant Secretary......      $                     $       0            $       0     $       for services on 1 board
William S. Richardson,
  Trustee*.....................      $                     $       0            $       0     $       for services on 1 board
Kevin P. Robins, Vice President
  and Assistant Secretary......      $                     $       0            $       0     $       for services on 1 board
Peter S. Sansevero, Trustee*...      $                     $       0            $       0     $       for services on 1 board
Lynda J. Striegel, Vice
  President and Assistant
  Secretary....................      $                     $       0            $       0     $       for services on 1 board
Manuel R. Sylvester, Trustee...      $                     $       0            $       0     $       for services on 1 board
Joyce S. Tsunoda, Trustee......      $                     $       0            $       0     $       for services on 1 board

--------------------------

* Messrs. Ching, Anderson, Richardson and Sansevero are Trustees who may be deemed to be "interested" persons of the Trust as the term is defined in the 1940 Act.

    The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.

                                   REPORTING

    The Trust issues unaudited financial information semi-annually and audited financial statements annually. The Trust furnishes proxy statements and other Shareholder reports to Shareholders of record.

                                  PERFORMANCE

    YIELDS. Yields are one basis upon which investors may compare the Institutional High Grade Income Fund with other funds; however, yields of other funds and other investment vehicles may not be comparable because of the factors set forth below and differences in the methods used in valuing portfolio instruments.

    The Institutional High Grade Income Fund may advertise a 30-day yield. These figures will be based on historical earnings and are not intended to indicate future performance. The 30-day yield of this Fund refers to the annualized income generated by an investment in the Fund over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that period generated each period over one year is shown as a percentage of the investment. In particular, yield will be calculated according to the following formula:

    Yield = (2 (a - b/cd + 1)(6) - 1) where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursements); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

                          CALCULATION OF TOTAL RETURN

    From time to time, certain of the Funds may advertise total return on an "average annual total return" basis and on an "aggregate total return" basis for various periods. Average annual total return reflects the average annual percentage change in the value of an investment in a Fund over a particular measuring period. Aggregate total return reflects the cumulative percentage change in value over the measuring period. Aggregate total return is computed according to a formula prescribed by the SEC. The formula can be expressed as follows: P (1 + T)(n) = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the designated time period as of the end of such period or the life of the fund. The formula for calculating aggregate total return can be expressed as (ERV/P) - 1.

    The Funds' performance may from time to time be compared to other mutual funds tracked by mutual fund rating services (such as Lipper Analytical Services), financial and business publications and periodicals, to broad groups of comparable mutual funds or to unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs. The Funds may quote Morningstar, Inc., a service that ranks mutual funds on the basis of risk-adjusted performance. The Funds may quote Ibbotson Associates of Chicago, Illinois, which provides historical returns of the capitals markets in the U.S. The Funds may use long term performance of these capital markets to demonstrate general long-term risk vs. reward scenarios and could include the value of a hypothetical investment in any of the capital markets. The Funds may also quote financial and business publications and periodicals as they relate to fund management, investment philosophy, and investment techniques.

    The Funds may quote various measures of volatility and benchmark correlation in advertising and may compare these measures to those of other funds. Measures of volatility attempt to compare historical share price fluctuations or total returns to a benchmark while measures of benchmark correlation indicate how valid a comparative benchmark might be. Measures of volatility and correlation are calculated using averages of historical data and cannot be calculated precisely.

                               PURCHASING SHARES

    Purchases and redemptions of shares of the Funds may be made on any day the New York Stock Exchange and the Federal Reserve wire system are open for business. Currently, the weekdays on which the Trust is closed for business are:
New Year's Day, Martin Luther King, Jr.'s Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day. Purchases and redemptions will be made in full and fractional shares that are calculated to three decimal places.

                                REDEEMING SHARES

    It is the Trust's policy to pay for redemptions in cash. The Trust retains the right, however, to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Funds in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. A Shareholder will at all times be entitled to aggregate cash redemptions from all Funds of the Trust during any 90-day period of up to the lesser of $250,000 or 1% of the Trust's net assets.

    The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of disposal or valuation of the Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of the Funds for any period during which the New York Stock Exchange, the Adviser, the Administrator and/or the Custodian are not open for business.

                        DETERMINATION OF NET ASSET VALUE

    The securities of the Institutional Equity and Institutional High Grade Income Funds are valued pursuant to prices and valuations provided by an independent pricing service. The pricing service relies primarily on prices of actual market transactions as well as trader quotations. However, the service may also use a matrix system to determine valuations, which system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

                                     TAXES

    The following is only a summary of certain income tax considerations generally affecting a Fund and its shareholders and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisers with specific reference to their own tax situations, including their state and local income tax liabilities.

FEDERAL INCOME TAX

ALL FUNDS

    In order to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), each Fund must distribute annually to its shareholders at least the sum of 90% of its net interest income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) (the "Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, or certain other income; (ii) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer, and (iii) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) (A) of any one issuer or (B) of two or more issuers which are engaged in the same, similar or related trades or businesses if the Fund owns at least 20% of the voting power of such issuers.

    Notwithstanding the Distribution Requirement described above, which only requires a Fund to distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain (the excess of net long-term capital gain over net short-term capital loss), a Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

    A dividends received deduction is available to corporations that receive dividends from domestic corporations. Dividends paid by an equity fund generally will be eligible for the dividends received deduction for corporate shareholders to the extent they are derived from dividends from domestic corporations. Equity Fund shareholders will be advised each year of the portion of ordinary income dividends eligible for the deduction.

    Dividends received from other funds, E.G., money market or fixed income funds, will not be eligible for the dividends received deduction. Individual shareholders are not entitled to the dividends received deduction regardless of which fund paid the dividend.

    Any gain or loss recognized on a sale or redemption of shares of any Fund by a shareholder who is not a dealer in securities will generally be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise will be generally treated as a short-term capital gain or loss. A non-corporate taxpayer's long-term capital gain from assets held (i) for more than one year but not more than 18 months generally are taxable at the maximum rate of 28 percent, and (ii) for more than 18 months generally are taxable at the maximum rate of 20 percent. Any loss recognized by a shareholder upon the sale or redemption of shares of any Fund held for six months or less, however, will be disallowed to the extent of any exempt-interest dividends received by the shareholder with respect to such shares. If shares on which a net capital gain distribution has been received are subsequently sold or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital gain loss.

    Interest in indebtedness incurred by shareholders to purchase or carry shares of a Fund will not be deductible for federal income tax purposes to the extent the Fund distributes exempt-interest dividends during the taxable year. The deduction otherwise allowable to property and casualty insurance companies for "losses incurred" will be reduced by an amount equal to a portion of exempt-interest dividends received or accrued during any taxable year. Foreign corporations engaged in a trade or business in the United States may be subject to a "branch profits tax" on their "dividend equivalent amount" for the taxable year, which will include exempt-interest dividends. Certain Subchapter S corporations may also be subject to taxes on their "passive investment income," which could include exempt-interest dividends. Up to 85 percent of the Social Security benefits or railroad retirement benefits received by an individual during any taxable year will be included in the gross income of such individual if the individual's "modified adjusted gross income" (which includes exempt-interest dividends) plus one-half of the Social Security benefits or railroad retirement benefits received by such individual during that taxable year exceeds the base amount described in Section 86 of the Code.

HAWAII TAXATION

    The State of Hawaii has specifically adopted Sections 852 through 855 of the Internal Revenue Code of 1986, as amended (the "Code"), which provisions provide for pass-through treatment of exempt interest dividends and capital gains, I.E., distributions by the Hawaii Municipal Bond Fund of dividends representing exempt interest and capital gains retain their original character in the hands of Shareholders. As the State of Hawaii's Department of Taxation has confirmed in response to a request by special counsel for the Trust, distributions from the Hawaii Municipal Bond Fund to its shareholders which are attributable to interest on obligations exempt from income tax in the State of Hawaii will not be subject to Hawaii income tax in the hands of shareholders so long as at least 50% of the Hawaii Municipal Bond Fund's assets are invested in securities the interest from which is exempt from Hawaii state taxation. In addition, the Department of Taxation has confirmed that interest income on obligations issued by the U.S. Government and its territories is exempt from State of Hawaii income taxation. While the Hawaii Municipal Bond Fund intends to invest primarily in obligations which produce tax-exempt interest, if the Fund invests in obligations that are not exempt for Hawaii purposes, a portion of the Fund's distribution will be subject to Hawaii income tax.

STATE TAXES

    A Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Depending upon state and local law, distributions by the Funds to shareholders and the ownership of shares may be subject to state and local taxes.

    Many states allow income received from certain United States Government obligations that is tax exempt when received directly to be tax-exempt when received as income dividends from an investment company. Not all states permit such income dividends to be tax-exempt and some require that a certain minimum percentage of an investment company's income dividend be derived from state tax-exempt interest before any portion of the income dividends may be exempt. The Funds will inform shareholders annually of the percentage of income that is derived from direct U.S. Government obligations. Shareholders should consult their tax advisers to determine whether any portion of the income dividends received from a Fund is considered tax-exempt in their particular states.

                               FUND TRANSACTIONS

    Subject to policies established by the Trustees, the Adviser (and, where applicable, the Sub-Adviser) are responsible for placing the orders to execute transactions for the Funds. In placing orders, it is the policy of the Adviser to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the Adviser generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available. The Funds will not purchase portfolio securities from any affiliated person acting as principal except in conformity with the regulations of the SEC.

    The money market securities in which the Funds invest are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Where possible, the Adviser will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of the Trust will primarily consist of dealer spreads and underwriting commissions.

    The Trust selects brokers or dealers to execute transactions for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service. The primary consideration is to have brokers or dealers provide transactions at best price and execution for the Trust. Best price and execution includes many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. The Trust's determination of what are reasonably competitive rates is based upon the professional knowledge of its trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, the Trust pays a minimal share transaction cost when the transaction presents no difficulty. Some trades are made on a net basis where the Trust either buys securities directly from the dealer or sells them to the dealer. In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission.

    The Trust may allocate out of all commission business generated by all of the Funds and accounts under management by the Adviser, brokerage business to brokers or dealers who provide brokerage and research services. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends, assisting in determining portfolio strategy, providing computer software used in security analyses, and providing portfolio performance evaluation and technical market analyses. Such services are used by the Adviser in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used exclusively with respect to the Fund or account generating the brokerage.

    As provided in the Securities Exchange Act of 1934 (the 1934 Act), higher commissions may be paid to broker-dealers who provide brokerage and research services than to broker-dealers who do not provide such services if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker-dealers who provide such brokerage and research services, the Trust believes that the commissions paid to such broker-dealers are not, in general, higher than commissions that would be paid to broker-dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In addition, portfolio transactions which generate commissions or their equivalent are directed to broker-dealers who provide daily portfolio pricing services to the Trust. Subject to best price and execution, commissions used for pricing may or may not be generated by the Funds receiving the pricing service.

    The Adviser may place a combined order for two or more accounts or Funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or Fund. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and Funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or Fund may obtain, it is the opinion of the Adviser and the Trust's Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

    Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, the Funds, at the request of the Distributor, give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute Trust portfolio transactions.

    The Funds may execute brokerage or other agency transactions through the Distributor, which is a registered broker-dealer in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. Under these provisions, the Distributor is permitted to receive and retain compensation for effecting portfolio transactions for the Funds on an exchange if a written contract is in effect between the Distributor and the Trust expressly permitting the Distributor to receive and retain such compensation.

    These rules further require that commissions paid to the Distributor by the Trust for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In addition, the Funds may direct commission business to one or more designated broker/dealers, including the Distributor, in connection with such broker/dealer's payment of certain of the Funds' expenses. The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review then procedures periodically.

    Since the Trust does not market its shares through intermediary broker-dealers, it is not the Trust's practice to allocate brokerage business on the basis of sales of its shares which may be made through such firms. However, the Adviser may place Fund orders with qualified broker-dealers who recommend the Trust to clients, and may, when a number of brokers and dealers can provide best price and execution on a particular transaction, consider such recommendations by a broker or dealer in selecting among broker-dealers.

                        TRADING PRACTICES AND BROKERAGE
                             DESCRIPTION OF SHARES

    The Agreement and Declaration of Trust ("Declaration of Trust") authorizes the issuance of an unlimited number of each series. Each share of each Fund represents an equal proportionate interest in that Fund with each other share of that Fund. Shares are entitled upon liquidation to a PRO RATA share in the net assets of the Funds, shareholders have no preemptive rights. The Agreement and Declaration of Trust provides that the Trustees of the Trust may create additional series of shares. All consideration received by the Trust for shares of any additional series and all assets in which such consideration is invested would belong to that series and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

                             SHAREHOLDER LIABILITY

    The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the Trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders' incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholder held personally liable for the obligations of the Trust.

                       LIMITATION OF TRUSTEES' LIABILITY

    The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their Offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

                                   YEAR 2000

    The Funds depend on the smooth functioning of computer systems in almost every aspect of their business. Like other mutual funds, businesses and individuals around the world, the Funds could be adversely affected if the computer systems used by its service providers do not properly process dates on and after January 1, 2000 and distinguish between the year 2000 and the year 1900. The Funds have asked their service providers whether they expect to have their computer systems adjusted for the year 2000 transition, and received assurances from each that its system is expected to accommodate the year 2000 without material adverse consequences to the Funds. The Funds and their shareholders may experience losses if these assurances prove to be incorrect or as a result of year 2000 computer difficulties experienced by issuers of portfolio securities or third parties, such as custodians, banks, broker-dealers or others with which the Funds do business.

                            5% AND 25% SHAREHOLDERS

    [to be updated]

                             FINANCIAL INFORMATION

    The Trust's financial statements for the fiscal year ended December 31, 1998, including notes thereto and the report of PricewaterhouseCoopers LLP thereon, are herein incorporated by reference. A copy of the 1998 Annual Report must accompany the delivery of this Statement of Additional Information.

                              BISHOP STREET FUNDS

                           PART C: OTHER INFORMATION

ITEM 23.  EXHIBITS:

(a)(1)     Agreement and Declaration of Trust of the Registrant as originally filed with the Registrant's Registration Statement on June 20, 1994,
             incorporated herein by reference to Post-Effective Amendment No. 3 to the
             Registrant's Registration Statement on Form N-1A (File No. 33-80514), as
             filed February 29, 1996.
(a)(2)     Amended and Restated Agreement and Declaration of Trust as originally filed with the Registrant's Pre-Effective Amendment No. 1 on September 7, 1994,
             incorporated herein by reference to Post-Effective Amendment No. 3 to the
             Registrant's Registration Statement on Form N-1A (File No. 33-80514), as
             filed February 29, 1996.
(b)(1)     By-Laws of the Registrant as originally filed with the Registrant's
             Registration Statement on June 20, 1994, incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant's Registration
             Statement on Form N-1A (File No. 33-80514), as filed February 29, 1996.
(b)(2)     Amended By-Laws of the Registrant as originally filed with the Registrant's
             Pre-Effective Amendment No. 1 on September 7, 1994, incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant's
             Registration Statement on Form N-1A (File No. 33-80514), as filed February
             29, 1996.
(b)(3)     Amended By-Laws of the Registrant incorporated herein by reference to
             Post-Effective Amendment No. 7 to the Registrant's Registration Statement
             on Form N-1A (File No. 33-80514), as filed February 26, 1998.
(c)        Not applicable.
(d)(1)     Investment Advisory Agreement between the Registrant and First Hawaiian
             Bank, incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-1A (File No.
             33-80514), as filed February 29, 1996.
(d)(2)     Investment Sub-Advisory Agreement by and among the Registrant, First
             Hawaiian Bank and Wellington Management Company, LLP, incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant's
             Registration Statement on Form N-1A (File No. 33-80514), as filed February
             29, 1996.
(d)(3)     Amended and Restated Investment Sub-Advisory Agreement by and among the
             Registrant, First Hawaiian Bank and Wellington Management Company, LLP,
             incorporated herein by reference to Post-Effective Amendment No. 5 to the
             Registrant's Registration Statement on Form N-1A (File No. 33-80514), as
             filed April 30, 1997.
(d)(4)     Schedule B dated April 30, 1996, to the Investment Advisory Agreement dated
             January 27, 1995, between the Registrant and First Hawaiian Bank, incorporated herein by reference to Post-Effective Amendment No. 5 to the
             Registrant's Registration Statement on Form N-1A (File No. 33-80514), as
             filed April 30, 1997.
(e)        Distribution Agreement between the Registrant and SEI Financial Services
             Company, incorporated herein by reference to Post-Effective Amendment No.
             3 to the Registrant's Registration Statement on Form N-1A (File No.
             33-80514), as filed February 29, 1996.
(f)        Not Applicable.
(g)        Custodian Agreement between the Registrant and Chemical Bank, N.A., incorporated herein by reference to Post-Effective Amendment No. 3 to the
             Registrant's Registration Statement on Form N-1A (File No. 33-80514), as
             filed February 29, 1996.

(h)(1)     Administration Agreement between the Registrant and SEI Financial Management
             Corporation, incorporated herein by reference to Post-Effective Amendment
             No. 3 to the Registrant's Registration Statement on Form N-1A (File No.
             33-80514), as filed February 29, 1996.
(h)(2)     Transfer Agent Agreement between the Registrant and Supervised Service
             Company, incorporated herein by reference to Post-Effective Amendment No.
             3 to the Registrant's Registration Statement on Form N-1A (File No.
             33-80514), as filed February 29, 1996.
(h)(3)     Consent to Assignment and Assumption of the Administration Agreement between the Trust and SEI Financial Management Corporation to SEI Fund Resources,
             incorporated herein by reference to Post-Effective Amendment No. 5 to the
             Registrant's Registration Statement on Form N-1A (File No. 33-80514), as
             filed April 30, 1997
(i)        Opinion and Consent of Counsel as originally filed with the Registrant's
             Pre-Effective Amendment No. 1 on September 7, 1994, incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant's
             Registration Statement on Form N-1A (File No. 33-80514), as filed February
             29, 1996.
(j)        Consent of Independent Public Accountants (PricewaterhouseCoopers LLP) is
             filed herewith.
(k)        Not Applicable.
(l)        Not Applicable.
(m)        12b-1 Plan as originally filed with the Registrant's Pre-Effective Amendment
             No. 1 on September 7, 1994, incorporated herein by reference to
             Post-Effective Amendment No. 3 to the Registrant's Registration Statement
             on Form N-1A (File No. 33-80514), as filed February 29, 1996.
(n)        To be filed by Amendment.
(o)        Rule 18f-3 Plan as originally filed with the Registrant's Post-Effective
             Amendment No. 1 on July 31, 1995, incorporated herein by reference to
             Post-Effective Amendment No. 3 to the Registrant's Registration Statement
             on Form N-1A (File No. 33-80514), as filed February 29, 1996.
(p)        Not Applicable.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT:

    See the Statement of Additional Information regarding the Registrant's control relationships. The Administrator is a subsidiary of SEI Investments Company, which also controls the distributor of the Registrant, SEI Investments Distribution Co., other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors, and investment managers.

ITEM 25.  INDEMNIFICATION:

    Article VIII of the Agreement of Declaration of Trust filed as Exhibit 1 to the Registration Statement is incorporated by reference. Insofar as indemnification liabilities arising under the Securities Act of 1933, as amended, may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trustor otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER AND INVESTMENT SUB-ADVISER:

    Other business, profession, vocation, or employment of a substantial nature in which each director or principal executive officer of the Adviser is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee are as follows:

        NAME AND POSITION
     WITH INVESTMENT ADVISER               NAME OF OTHER COMPANY               CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  --------------------------------------
John W.A. Buyers                   C. Brewer & Co., Ltd.                   Chairman & Chief Executive Officer
  Director

John C. Couch                      Alexander & Baldwin, Inc.               Chairman, President & Chief Executive
                                                                             Officer

Walter A. Dods, Jr.                First Hawaiian, Inc.                    Chairman & Chief Executive Officer
  Director, Chairman and Chief
  Executive Officer

Dr. Julia Ann Forhlich             Blood Bank of Hawaii                    President
  Director

Paul Mullin Ganley                 Estate of S.W. Damon, Carlsmith, Ball   President
  Director
                                   Wichman, Case & Ichiki                  Partner
                                   Estate of S.M. Damon

David W. Haig                      Estate of S.W. Damon                    Trustee
  Director

Warren H. Haruki                   GTE Hawaiian Tel                        President
  Director

Howard K. Hiroki                   PricewaterhouseCoopers LLP              Partner (retired)
  Director

John A. Hoag                       First Hawaiian, Inc.                    President (retired)
  Director

David C. Hulihee                   Royal Contracting Co., Ltd.             President & Treasurer
  Director

Glenn A. Kaya                      Hawaii Seiyu, Ltd.                      President
  Director

Dr. Richard R. Kelly               Outrigger Enterprises                   Chairman of the Board
  Director

Bert T. Kobayashi, Jr.             Kobayashi, Sugita & Goda                Principal
  Director

Dr. Richard T. Mamiya              Richard Mamiya, M.D., Inc.              Heart Surgeon
  Director

Dr. Fujio Matsuda                  Pacific International Center for High   Chairman
  Director                           Technology Research

        NAME AND POSITION
     WITH INVESTMENT ADVISER               NAME OF OTHER COMPANY               CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  --------------------------------------
Dr. Roderick F. McPhee             Punahou School                          President (retired)
  Director

Wesley T. Park                     Hawaii Dental Service                   President & Chief Executive Officer
  Director

George P. Shea, Jr.                First Insurance Company of Hawaii,      Chairman, President & Chief Executive
  Director                           Ltd.                                    Officer (retired)

R. Dwayne Steele                   Grace Pacific Corporation               Chairman
  Director

John K. Tsui                       First Hawaiian, Inc.                    President
  Director, President & Chief
  Operating Officer

Jenai Sullivan Wall                Foodland Super Market, Ltd.             President
  Director

Gen. Fred C. Weyand                Estate of S.M. Damon                    Trustee
  Director

James C. Wo                        Bojim Investments                       Chairman & Chief Executive Officer
  Director
                                   BJ Management Corp.                     Vice President & Treasurer

Robert C. Wo                       BJ Management Corp.                     President & Secretary
  Director                         C.S. Wo & Sons, Ltd.                    Chairman

Howard H. Karr                                       --                                      --
  Vice Chairman

Donald G. Horner                                     --                                      --
  Vice Chairman

Robert A. Alm                                        --                                      --
  Senior Vice President

Gary L. Caulfield                                    --                                      --
  Executive Vice President

Anthony R. Guerro, Jr.                               --                                      --
  Executive Vice President

Thomas P. Huber                                      --                                      --
  Executive Vice President,
  General Counsel and Assistant
  Secretary

Gerald M. Pang                                       --                                      --
  Executive Vice President and
  Chief Credit Officer

Barbara S. Tomber                                    --                                      --
  Executive Vice President

        NAME AND POSITION
     WITH INVESTMENT ADVISER               NAME OF OTHER COMPANY               CONNECTION WITH OTHER COMPANY
---------------------------------  --------------------------------------  --------------------------------------
Albert M. Yamada                                     --                                      --
  Executive Vice President and
  Chief Financial Officer

Lily K. Yao                                          --                                      --
  Vice Chairman

WELLINGTON MANAGEMENT COMPANY

    The list required by this Item 28 of officers and directors of Wellington Management Company, LLP, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by Wellington Management Company, LLP, pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-15908).

ITEM 27.  PRINCIPAL UNDERWRITER:

    (a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

    Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

SEI Daily Income Trust                    July 15, 1982
SEI Liquid Asset Trust                    November 29, 1982
SEI Tax Exempt Trust                      December 3, 1982
SEI Index Funds                           July 10, 1985
SEI Institutional Managed Trust           January 22, 1987
SEI Institutional International Trust     August 30, 1988
The Advisors' Inner Circle Fund           November 14, 1991
The Pillar Funds                          February 28, 1992
CUFUND                                    May 1, 1992
STI Classic Funds                         May 29, 1992
First American Funds, Inc.                November 1, 1992
First American Investment Funds, Inc.     November 1, 1992
The Arbor Fund                            January 28, 1993
Boston 1784 Funds-Registered Trademark-   June 1, 1993
The PBHG Funds, Inc.                      July 16, 1993
Morgan Grenfell Investment Trust          January 3, 1994
The Achievement Funds Trust               December 27, 1994
CrestFunds, Inc.                          March 1, 1995
STI Classic Variable Trust                August 18, 1995
ARK Funds                                 November 1, 1995
Huntington Funds                          January 11, 1996
SEI Asset Allocation Trust                April 1, 1996
TIP Funds                                 April 28, 1996
SEI Institutional Investments Trust       June 14, 1996
First American Strategy Funds, Inc.       October 1, 1996
HighMark Funds                            February 15, 1997
Armada Funds                              March 8, 1997
PBHG Insurance Series Fund, Inc.          April 1, 1997
The Expedition Funds                      June 9, 1997
Alpha Select Funds                        January 1, 1998
Oak Associates Funds                      February 27, 1998
The Nevis Fund, Inc.                      June 29, 1998
The Parkstone Group of Funds              September 14, 1998

    The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

    (b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.

                                                  POSITION AND OFFICE                      POSITION AND OFFICES
             NAME                                   WITH UNDERWRITER                         WITH REGISTRANT
-------------------------------  ------------------------------------------------------  ------------------------
Alfred P. West, Jr.              Director, Chairman & Chief Executive Officer                       --

Henry H. Greer                   Director                                                           --

Carmen V. Romeo                  Director                                                           --

Mark J. Held                     President & Chief Operating Officer                                --

                                                  POSITION AND OFFICE                      POSITION AND OFFICES
             NAME                                   WITH UNDERWRITER                         WITH REGISTRANT
-------------------------------  ------------------------------------------------------  ------------------------
Gilbert L. Beebower              Executive Vice President                                           --

Richard B. Lieb                  Executive Vice President                                           --

Dennis J. McGonigle              Executive Vice President                                           --

Robert M. Silvestri              Chief Financial Officer & Treasurer                                --

Leo J. Dolan, Jr.                Senior Vice President                                              --

Carl A. Guarino                  Senior Vice President                                              --

Larry Hutchinson                 Senior Vice President                                              --

Jack May                         Senior Vice President                                              --

Hartland J. McKeown              Senior Vice President                                              --

Barbara J. Moore                 Senior Vice President                                              --

Kevin P. Robins                  Senior Vice President,                                  Vice President and
                                                                                           Assistant Secretary

Patrick K. Walsh                 Senior Vice President                                              --

Robert Aller                     Vice President                                                     --

Gordon W. Carpenter              Vice President                                                     --

Todd Cipperman                   Vice President & Assistant Secretary                    Vice President and
                                                                                           Assistant Secretary

S. Courtney E. Collier           Vice President & Assistant Secretary                               --

Robert Crudup                    Vice President & Managing Director                                 --

Barbara Doyne                    Vice President                                                     --

Jeff Drennen                     Vice President                                                     --

Vic Galef                        Vice President & Managing Director                                 --

Lydia A. Gavalis                 Vice President & Assistant Secretary                    Vice President and
                                                                                           Assistant Secretary

Greg Gettinger                   Vice President & Assistant Secretary                               --

Kathy Heilig                     Vice President                                          Vice President and
                                                                                           Assistant Secretary

Samuel King                      Vice President                                                     --

Kim Kirk                         Vice President & Managing Director                                 --

John Krzeminski                  Vice President & Managing Director                                 --

Carolyn McLaurin                 Vice President & Managing Director                                 --

W. Kelso Morrill                 Vice President                                                     --

Mark Nagle                       Vice President                                                     --

Joanne Nelson                    Vice President                                                     --

Joseph M. O'Donnell              Vice President & Assistant Secretary                    Vice President and
                                                                                           Assistant Secretary

Sandra K. Orlow                  Vice President & Assistant Secretary                    Vice President &
                                   General Counsel & Secretary                             Assistant Secretary

                                                  POSITION AND OFFICE                      POSITION AND OFFICES
             NAME                                   WITH UNDERWRITER                         WITH REGISTRANT
-------------------------------  ------------------------------------------------------  ------------------------
Cynthia M. Parrish               Vice President & Assistant Secretary                               --

Donald Pepin                     Vice President & Managing Director                                 --

Kim Rainey                       Vice President                                                     --

Rob Redican                      Vice President                                                     --

Maria Rinehart                   Vice President                                                     --

Mark Samuels                     Vice President & Managing Director                                 --

Steve Smith                      Vice President                                                     --

Daniel Spaventa                  Vice President                                                     --

Kathryn L. Stanton               Vice President & Assistant Secretary                               --

Lynda J. Striegel                Vice President & Assistant Secretary                    Vice President and
                                                                                           Assistant Secretary

Lori L. White                    Vice President & Assistant Secretary                               --

Wayne M. Withrow                 Vice President & Managing Director                                 --

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS:

    Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated the runer, are maintained as follows:

        (a) With respect to Rules 31a-1(a); 31(a)-1(b); (2)(a) and (b); (3);
    (6); (8); (12); and 31a-1(d), the required books and records will be maintained at the offices of Registrant's Custodian:

           Chase Manhattan Bank
           4 New York Plaza
           New York, New York 10004

         (b)/(c) With respect to Rules 31a-1(a); 31a-1(b)(1), (4); (2)(C) and
    (D); (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's Administrator:

           SEI Investments Mutual Funds Services
           Oaks, Pennsylvania 19456

        (c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f),
    the required books and records are maintained at the principal offices of the Registrant's Advisor and Sub-Adviser:

First Hawaiian Bank      Wellington Management Company, LLP
999 Biship Street        75 State Street
Honolulu, Hawaii 96813   Boston, Massachusetts 02109

ITEM 29.  MANAGEMENT SERVICES:

    None.

ITEM 30:  UNDERTAKINGS:

    Registrant hereby undertakes that whenever shareholders meeting the requirements of Section 16(c) of the Investment Company Act of 1940 inform the Board of Trustees of their desire to communicate with Shareholders of the Trust, the Trustees will inform such Shareholders as to the appropriate number of

Shareholders of record and the approximate costs of mailing or afford said Shareholders access to a list of Shareholders.

    Registrant hereby undertakes to call a meeting of Shareholders for the purpose of voting upon the question of removal of a Trustee(s) when requested in writing to do so by the holders of at least 10% of Registrant's outstanding shares and in connection with such meetings to comply with the provisions of
Section 16(c) of the Investment Company Act of 1940 relating to Shareholder communications.

    Registrant undertakes to furnish each person to whom a prospectus for any series of the Registrant is delivered with a copy of the Registrant's latest annual report to shareholders for such series, when such annual report is issued containing information called for by Item 5A of Form N-1A, upon request and without charges.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 9 to Registration Statement No. 33-80514 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Honolulu, State of Hawaii on the 26th day of February, 1999.

                                By:             /s/ ROBERT A. NESHER
                                     -----------------------------------------
                                                     PRESIDENT

    Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacity on the dates indicated.

     /s/ MARTIN ANDERSON
------------------------------  Trustee                      February 26, 1999
       Martin Anderson

     /s/ PHILIP H. CHING
------------------------------  Trustee                      February 26, 1999
       Philip H. Ching

     /s/ SHUNICHI KIMURA
------------------------------  Trustee                      February 26, 1999
       Shunichi Kimura

  /s/ WILLIAM S. RICHARDSON
------------------------------  Trustee                      February 26, 1999
    William S. Richardson

     /s/ MANUEL SYLVESTER
------------------------------  Trustee                      February 26, 1999
     Manuel R. Sylvester

     /s/ JOYCE S. TSUNODA
------------------------------  Trustee                      February 26, 1999
       Joyce S. Tsunoda

    /s/ ROBERT DELLACROCE
------------------------------  Controller & Chief           February 26, 1999
      Robert DellaCroce           Financial Officer

     /s/ ROBERT A. NESHER
------------------------------  President                    February 26, 1999
       Robert A. Nesher

                                 EXHIBIT INDEX

        NAME                                                EXHIBIT
--------------------  -----------------------------------------------------------------------------------
EX-99.A(1)            Agreement and Declaration of Trust of the Registrant dated May 25, 1994, as originally filed with the Registrant's Registration on June 20, 1994, incorporated herein by reference to Post-Effective Amendment No. 3 to the
                        Registrant's Registration Statement on Form N-1A (File No. 33-80514), as filed
                        February 29, 1996.

EX-99.A(2)            Amended and Restated Agreement and Declaration of Trust as originally filed with the Registrant's Pre-Effective Amendment No. 1 on September 7, 1994, incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant's
                        Registration Statement on Form N-1A (File No. 33-80514), as filed February 29,
                        1996.

EX-99.B(1)            By-Laws of the Registrant as originally filed with the Registrant's Registration
                        Statement on June 20, 1994, incorporated herein by reference to Post-Effective
                        Amendment No. 3 to the Registrant's Registration Statement on Form N-1A (File No.
                        33-80514), as filed February 29, 1996.

EX-99.B(2)            Amended By-Laws of the Registrant's Pre-Effective Amendment No. 1 on September 7,
                        1994, incorporated herein by reference to Post-Effective Amendment No. 3 to the
                        Registrant's Registration Statement on Form N-1A (File No. 33-80514), as filed
                        February 29, 1996.

EX-99.B(3)            Amended By-Laws of the Registrant, incorporated herein by reference to
                        Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form
                        N-1A (File No. 33-80514), as filed on February 26, 1998.

EX-99.D(1)            Investment Advisory Agreement between the Registrant and First Hawaiian Bank, incorporated herein by reference to Post-Effective Amendment No. 3 to the
                        Registrant's Registration Statement on Form N1-A (File No. 33-80514), as filed
                        February 29, 1996.

EX-99.D(2)            Investment Sub-Advisory Agreement by and among the Registrant, First Hawaiian Bank and Wellington Management Company, LLP, incorporated herein by reference to
                        Post-Effective Amendment No. 3 to the Registrant's Registration Statement on Form
                        N-1A (File No. 33-80514), as filed February 29, 1996.

EX-99.D(3)            Amended and Restated Investment Sub-Advisory Agreement by and among the Registrant,
                        First Hawaiian Bank and Wellington Management Company, LLP, incorporated herein by reference to Post-Effective Amendment No. 5 to the Registrant's Registration
                        Statement on Form N-1A (File No. 33-80514), as filed April 30, 1997.

EX-99.D(4)            Schedule B dated April 30, 1996, to the Investment Advisory Agreement dated January
                        27, 1995, between the Registrant and First Hawaiian Bank, incorporated herein by reference to Post-Effective Amendment No. 5 to the Registrant's Registration
                        Statement on Form N-1A (File No. 33-80514), as filed April 30, 1997.

EX-99.E               Distribution Agreement between the Registrant and SEI Financial Services Company, incorporated herein by reference to Post-Effective Amendment No. 3 to the
                        Registrant's Registration Statement on Form N-1A (File No. 33-80514), as filed
                        February 29, 1996.

        NAME                                                EXHIBIT
--------------------  -----------------------------------------------------------------------------------
EX.99.G               Custodian Agreement between the Registrant and Chemical Bank, N.A., incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant's
                        Registration Statement on Form N-1A (File No. 80514), as filed February 29, 1996.

EX-99.H(1)            Administration Agreement between the Registrant and SEI Financial Management
                        Corporation, incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-1A (File No. 33-80514), as
                        filed February 29, 1996.

EX-99.H(2)            Transfer Agent Agreement between the Registrant and Supervised Service Company, incorporated herein by reference to Post-Effective Amendment No. 3 to the
                        Registrant's Registration Statement on Form N-1A (File No. 33-80514), as filed
                        February 29, 1996.

EX-99.H(3)            Consent to Assignment and Assumption of the Administration Agreement between the
                        Trust and SEI Financial Management Corporation to SEI Fund Resources,
                        incorporated herein by reference to Post-Effective Amendment No. 5 to the
                        Registrant's Registration Statement on Form N-1A (File No. 33-80514), as filed
                        April 30, 1997.

EX-99.I               Opinion and Consent of Counsel as originally filed with the Registrant's Pre-
                        Effective Amendment No. 1 on September 7, 1994, incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant's Registration Statement on
                        Form N-1A (File No. 33-80514), as filed February 29, 1996.

EX-99.J               Consent of Independent Public Accountants (PricewaterhouseCoopers LLP) is filed herewith.

EX-99.M               12b-1 Plan as originally filed with the Registrant's Pre-Effective Amendment No. 1 on September 7, 1994, incorporated herein by reference to Post-Effective
                        Amendment No. 3 to the Registrant's Registration Statement on Form N-1A (File No.
                        33-80514), as filed February 29, 1996.

EX-99.O               Rule 18f-3 Plan as originally filed with the Registrant's Post-Effective Amendment
                        No. 1 on July 31, 1995, incorporated herein by reference to Post-Effective
                        Amendment No. 3 to the Registrant's Registration Statement on Form N-1A (File No.
                        33-80514), as filed February 29, 1996.